JACKSON NATIONAL LIFE INSURANCE COMPANY

JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK

1 Corporate Way

Lansing, Michigan 48951

February 11, 2020

Dear Contract Owner:

We are writing to inform you of an important matter concerning your allocation of contract values under your variable annuity contract to the investment division of your separate account that invests in the JNL Institutional Alt 50 Fund (the “Alt 50 Fund” or the “Acquired Fund”), a series of the JNL Series Trust (“JNLST”). At a meeting held on December 3-5, 2019, the JNLST Board of Trustees of the Acquired Fund (the “JNLST Board”) approved the reorganization (the “Reorganization”) of the Acquired Fund into the JNL Moderate Allocation Fund (the “Moderate Fund” or the “Acquiring Fund”), a series of the Jackson Variable Series Trust (“JVST”). The Acquired Fund and the Acquiring Fund are each sometimes referred to herein as a “Fund” and collectively, the “Funds.”

The JNLST Board considered that the Alt 50 Fund was launched as part of a broader series of institutional alternative funds to provide contract owners with diversified alternatives exposure. The JNLST Board noted that the Alt 50 Fund and the Moderate Fund are both structured as funds-of-funds and seek to achieve their investment objective by investing Class I shares of other funds (“Underlying Funds”). The JNLST Board further considered that the Alt 50 Fund has experienced large outflows from contract owners in recent years, largely attributable to the underperformance of alternative strategies relative to traditional equity and fixed income strategies. Thus, the JNLST Board considered the recommendation of Jackson National Asset Management, LLC (“JNAM”), the investment adviser to the Funds, to merge the Alt 50 Fund into the Moderate Fund given the Moderate Fund’s similar risk profile, significant degree of portfolio holdings overlap within traditional asset class exposure and better performance track record for the one-year, three-year and five-year periods ended September 30, 2019. The JNLST Board also noted that, after the Reorganization, the Moderate Fund will be redomiciled into JNLST and become a series of JNLST. The JNLST Board did not determine any considerations related to this Reorganization to be adverse.

The JNLST Board, after careful consideration, approved the Reorganization. After considering JNAM’s recommendation, the JNLST Board concluded that: (i) the Reorganization will benefit the shareholders of the Acquired Fund; (ii) the Reorganization is in the best interests of the Acquired Fund; and (iii) the interests of the shareholders of the Acquired Fund will not be diluted as a result of the Reorganization. No one factor was determinative, and each Trustee may have attributed different weights to the various factors.

Effective as of the close of business on April 24, 2020, or on such later date as may be deemed necessary in the judgment of the JNLST Board or the JVST’s Board of Trustees in accordance with the Plan of Reorganization (the “Closing Date”), you will invest indirectly in shares of the Acquiring Fund in an amount equal to the dollar value of your interest in the Acquired Fund on the Closing Date. As of the date hereof, it is not expected that the Closing Date will be postponed. No sales charge, redemption fees, portfolio repositioning expenses, or other transaction fees will be imposed in the Reorganization. The Reorganization will not cause any fees or charges under your contract to be greater after the Reorganization than before the Reorganization, and the Reorganization will not alter your rights under your contract or the obligations of the insurance company that issued the contract. Following the Reorganization, the Acquiring Fund will be the accounting and performance survivor.

While no action is required of you with regard to the Reorganization, you may wish to take actions relating to your future allocation of premium payments under your insurance contract to the various investment divisions (the “Divisions”) of the separate account. You may execute certain changes prior to the Reorganization, in addition to participating in the Reorganization with regard to the Acquiring Fund, such as allocating your premium payments to other Divisions.

All actions with regard to the Acquired Fund need to be completed by the Closing Date. In the absence of new instructions prior to the Closing Date, future premium payments previously allocated to the Acquired Fund Division will be allocated to the Acquiring Fund Division. The Acquiring Fund Division will be the Division for future allocations under the Dollar Cost Averaging, Earnings Sweep, and Rebalancing Programs (together, the “Programs”). In addition to the Acquiring Fund Division, there are other Divisions investing in mutual funds that seek long-term growth of capital and income through investment in Underlying Funds. If you want to transfer all or a portion of your

Contract value out of the Acquired Fund Division prior to the Reorganization, you may do so and that transfer will not be treated as a transfer for the purpose of determining how many subsequent transfers may be made in any period or how many may be made in any period without charge. In addition, if you want to transfer all or a portion of your Contract value out of the Acquiring Fund Division after the Reorganization, you may do so within 60 days following the Closing Date and that transfer will not be treated as a transfer for the purpose of determining how many subsequent transfers may be made in any period or how many may be made in any period without charge. You will be provided with an additional notification of this free-transfer policy on or about April 27, 2020.

If you want to change your allocation instructions as to your future premium payments or the Programs or if you require summary descriptions of the other underlying funds and Divisions available under your contract or additional copies of the prospectuses for other funds underlying the Divisions, please contact:

For Jackson variable annuity policies:

Annuity Service Center
P.O. Box 24068
Lansing, Michigan 48909-4068
1-800-644-4565
www.jackson.com

For Jackson New York variable annuity policies:

Jackson of NY Service Center
P.O. Box 24068
Lansing, Michigan 48909-4068
1-800-599-5651
www.jackson.com

NO ACTION ON YOUR PART IS REQUIRED REGARDING THE REORGANIZATION. YOU WILL AUTOMATICALLY RECEIVE SHARES OF THE ACQUIRING FUND IN EXCHANGE FOR YOUR SHARES OF THE ACQUIRED FUND AS OF THE CLOSING DATE. THE JNLST BOARD IS NOT ASKING YOU FOR A PROXY AND YOU ARE NOT REQUESTED TO SEND A PROXY.

Very truly yours,

Mark D. Nerud
Trustee, President, and Chief Executive Officer
Jackson Variable Series Trust

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INFORMATION STATEMENT

for

JNL Institutional Alt 50 Fund, a series of JNL Series Trust

and

PROSPECTUS

for

JNL Moderate Allocation Fund, a series of Jackson Variable Series Trust dated

February 11, 2020

1 Corporate Way

Lansing, Michigan 48951

(517) 381-5500

This Information Statement and Prospectus (the “Information Statement/Prospectus”) is being furnished to owners of variable annuity contracts or certificates (the “Contracts”) (the “Contract Owners”) issued by Jackson National Life Insurance Company (“Jackson National”) or Jackson National Life Insurance Company of New York (each, an “Insurance Company” and together, the “Insurance Companies”) who, as of January 31, 2020, had net premiums or contributions allocated to the investment divisions of an Insurance Company’s separate accounts (the “Separate Accounts”) that are invested in shares of beneficial interest in the JNL Institutional Alt 50 Fund (the “Alt 50 Fund” or the “Acquired Fund”), a series of the JNL Series Trust (“Trust”), an open-end management investment company registered with the Securities and Exchange Commission (“SEC”).

This Information Statement/Prospectus also is being furnished to the Insurance Companies as the record owners of shares and to other shareholders that were invested in the Acquired Fund as of January 31, 2020.

THE SEC HAS NOT APPROVED OR DISAPPROVED THE SECURITIES DESCRIBED IN THIS INFORMATION STATEMENT/PROSPECTUS OR DETERMINED IF THIS INFORMATION STATEMENT/PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

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At a meeting of the JNLST’s Board of Trustees (the “JNLST Board”) held on December 3-5, 2019, the JNLST Board approved the Plan of Reorganization, which provides for the reorganization of the Alt 50 Fund into the JNL Moderate Allocation Fund (“Moderate Fund” or the “Acquiring Fund”), a series of the Jackson Variable Series Trust (“JVST”). The reorganization referred to above is referred to herein as the “Reorganization.” The following documents have been filed with the SEC and are incorporated by reference into this Information Statement/Prospectus:

1.	The Prospectus and Statement of Additional Information of JNLST, each dated April 29, 2019, as supplemented, with respect to the Acquired Fund (File Nos. 033-87244 and 811-08894);
2.	The Annual Report to Shareholders of JNLST with respect to the Acquired Fund for the fiscal year ended December 31, 2018 (File Nos. 033-87244 and 811-08894);
3.	The Semi-Annual Report to Shareholders of JNLST with respect to the Acquired Fund for the period ended June 30, 2019 (File Nos. 033-87244 and 811-08894);
4.	The Statement of Additional Information dated February 11, 2020, relating to the Reorganization (File No. 333-235609).

For a free copy of any of the above documents, please call or write to the phone numbers or address below.

Contract Owners can learn more about the Acquired Fund and the Acquiring Fund in any of the documents incorporated into this Information Statement/Prospectus, including the Annual Report and Semi-Annual Report listed above, which have been furnished to Contract Owners. Contract Owners may request a copy thereof, without charge, by calling 1-800-644-4565 (Jackson Service Center) or 1-800-599-5651 (Jackson NY Service Center), by writing the Jackson Variable Series Trust, P.O. Box 30314, Lansing, Michigan 48909-7814, or by visiting www.jackson.com.

JVST is subject to the informational requirements of the Securities Act of 1933, as amended (the “1933 Act”), the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended (the “1940 Act”). Accordingly, it must file certain reports and other information with the SEC. You can copy and review proxy materials, reports, and other information about JVST at the SEC’s Public Reference Room at 100 F Street, N.E., Washington, DC. You may obtain information on the operation of the Public Reference Room by calling the SEC at (202) 551-8090. Proxy materials, reports, and other information about JVST are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. You may obtain copies of this information, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, SEC Office of Consumer Affairs and Information Services, 100 F Street, N.E., Washington, DC 20549-1520.

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SUMMARY

You should read this entire Information Statement/Prospectus carefully. For additional information, you should consult the Plan of Reorganization, a copy of which is attached hereto as Appendix A.

This Information Statement/Prospectus is being distributed to shareholders with amounts invested in the Acquired Fund as of January 31, 2020, to inform them of the Plan of Reorganization, whereby the Acquired Fund will be reorganized into the Acquiring Fund. (The Acquired Fund and Acquiring Fund are each sometimes referred to herein as a “Fund” and collectively, the “Funds.”)

The Acquired Fund has two share classes, designated Class A and Class I shares (“Acquired Fund Shares”). The Acquiring Fund also has two share classes, designated Class A and Class I shares (“Acquiring Fund Shares”).

The Plan of Reorganization provides for:

●	the transfer of all of the assets of the Acquired Fund to the Acquiring Fund in exchange for Acquiring Fund Shares having an aggregate net asset value equal to the Acquired Fund’s net assets;
●	the Acquiring Fund’s assumption of all the liabilities of the Acquired Fund;
●	the distribution to the shareholders (for the benefit of the Separate Accounts, as applicable, and thus the Contract Owners) of those Acquiring Fund Shares; and
●	the complete termination of the Acquired Fund.

A comparison of the investment objective(s), principal investment policies and strategies, and principal risks of the Acquired Fund and the Acquiring Fund is included in the “Comparison of Investment Objectives and Principal Investment Strategies,” “Comparison of Principal Risk Factors,” and “Comparison of Fundamental Policies” sections below. The Funds have identical distribution procedures, purchase procedures, exchange rights, and redemption procedures, which are discussed in “Additional Information about the Funds” below. Each Fund offers its shares to Separate Accounts and certain other eligible investors. Shares of each Fund are offered and redeemed at their net asset value without any sales load. You will not incur any sales loads or similar transaction charges as a result of the Reorganization.

The Reorganization is expected to be effective as of the close of business on April 24, 2020, or on such later date as may be deemed necessary in the judgment of the JNLST Board or JVST’s Board of Trustees (“JVST Board”) in accordance with the Plan of Reorganization (the “Closing Date”). As a result of the Reorganization, a shareholder invested in shares of the Acquired Fund would become an owner of shares of the Acquiring Fund. Such shareholder would hold, immediately after the Closing Date, Acquiring Fund Shares having an aggregate net asset value equal to the aggregate net asset value of the Acquired Fund Shares that were held by the shareholder as of the Closing Date. Similarly, each Contract Owner whose Contract values are invested indirectly in shares of the Acquired Fund through the Investment Divisions of a Separate Account would become indirectly invested in shares of the Acquiring Fund through the Investment Divisions of a Separate Account. The Contract value of each such Contract Owner would be invested indirectly through the Investment Divisions of a Separate Account, immediately after the Closing Date, in shares of the Acquiring Fund having an aggregate net asset value equal to the aggregate net asset value of the Acquired Fund Shares in which the Contract Owner invested indirectly through the Investment Divisions of a Separate Account as of the Closing Date. It is expected that the Reorganization will not be a taxable event for federal income tax purposes for Contract Owners. Please see “Additional Information about the Reorganization – Federal Income Tax Consequences of the Reorganization” below for further information.

The JNLST Board unanimously approved the Plan of Reorganization with respect to the Alt 50 Fund. The JNLST’s Declaration of Trust, By-Laws, and applicable state law do not require shareholder approval of the Reorganization. Moreover, Rule 17a-8 under the Investment Company Act of 1940, as amended (the “1940 Act”), does not require shareholder approval of the Reorganization, provided certain conditions are met. Because applicable legal requirements do not require shareholder approval under these circumstances and the JNLST Board has determined that the Reorganization is in the best interests of Acquired Fund, shareholders are not being asked to vote on the Reorganization. Please see “Additional Information about the Reorganization – Board Considerations” below for further information.

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DESCRIPTION OF THE PLAN OF REORGANIZATION WITH RESPECT TO THE REORGANIZATION OF THE ALT 50 FUND INTO THE MODERATE FUND.

The following summarizes key information regarding the Funds and the Reorganization. More complete discussions are located elsewhere in the Information Statement/Prospectus.

●	The Funds have similar investment objectives. The Alt 50 Fund’s investment objective is long-term growth of capital and income through investment in other funds (“Underlying Funds”), while the Moderate Fund seeks a balance between the generation of income and the long-term growth of capital through investment in Underlying Funds. For a detailed comparison of each Fund’s investment objectives and strategies, see “Comparison of Investment Objectives and Principal Investment Strategies” below and Appendix B.

●	The Funds also have similar principal investment strategies. Each Fund is structured as a fund-of-funds and seeks to achieve its objective by investing in Class I shares of Underlying Funds. Although the assets of both the Alt 50 Fund and the Moderate Fund are allocated among Underlying Funds within the same investment categories, the allocation targets for each Fund are different. The Alt 50 Fund allocates approximately 50% of its assets to the traditional investment categories creating a “core” component of its portfolio, and then allocates approximately 50% of its assets to non-traditional investment categories creating an “alt” component of its portfolio. The Alt 50 Fund considers the Alternative Assets, Alternative Strategies and Risk Management investment categories to be non-traditional, and all others to be traditional. Among the traditional investment categories, the Alt 50 Fund typically allocates approximately 0%-40% of its assets in Underlying Funds investing in fixed-income securities and 10%-50% of its assets in Underlying Funds investing in equity securities. The Moderate Fund, under normal circumstances, allocates approximately 20% to 60% of its assets to Underlying Funds that invest primarily in equity securities, 40% to 80% to Underlying Funds that invest primarily in fixed-income securities and 0% to 20% of its assets to Underlying Funds that invest primarily in money market securities. For a detailed comparison of each Fund’s investment objectives and strategies, see “Comparison of Investment Objectives and Principal Investment Strategies” below and Appendix B.

●	Both Funds have similar fundamental policies. For a detailed comparison of each Fund’s investment policies and strategies, see “Comparison of Investment Objectives and Principal Investment Strategies” and “Comparison of Fundamental Policies” below.

●	The Funds also have the same risk profiles. The principal risks of each Fund include allocation risk, credit risk, emerging markets and less developed countries risk, equity securities risk, fixed-income risk, foreign regulatory risk, high-yield bonds, lower-rated bonds, and unrated securities risk, interest rate risk, investment in other investment companies risk, market risk, mid-capitalization and small-capitalization investing risk, and underlying funds risk. For a detailed comparison of each Fund’s risks, see both “Comparison of Principal Risk Factors” below and Appendix B.

●	Jackson National Asset Management, LLC (“JNAM” or the “Adviser”) serves as the investment adviser and administrator for each Fund and would continue to manage and administer the Moderate Fund after the Reorganization. JNAM has received an exemptive order from the SEC that generally permits JNAM, with approval from the JNLST Board, to appoint, dismiss, and replace each Fund’s unaffiliated sub-adviser(s) and to amend the advisory agreements between JNAM and the unaffiliated sub-advisers, without obtaining shareholder approval. However, any amendment to an advisory agreement between JNAM and the Trust that would result in an increase in the management fee rate specified in that agreement (i.e., the aggregate management fee) charged to a Fund will be submitted to shareholders for approval. For a detailed description of JNAM, please see “Additional Information about the Funds - The Adviser” below.

●	The Alt 50 Fund and Moderate Fund had net assets of approximately $2.30 billion and $561 million, respectively, as of June 30, 2019. Thus, if the Reorganization had been in effect on that date, the Alt 50 Fund combined with the Moderate Fund (the “Combined Fund”) would have had net assets of approximately $2.86 billion.

●	Class A Shareholders of the Alt 50 Fund will receive Class A shares of the Moderate Fund, and Class I Shareholders of the Alt 50 Fund will receive Class I shares of the Moderate Fund pursuant to the Reorganization. Shareholders will not pay any sales charges in connection with the Reorganization. Please see “Comparative Fee and Expense Tables,” “Additional Information about the Reorganization,” and “Additional Information about the Funds” below for more information.

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●	Following the Reorganization, the total annual fund operating expense ratio and management fee for the Moderate Fund are expected to be lower than that of the Alt 50 Fund currently. The lower total annual fund operating expense ratio after the Reorganization is primarily a result from the reduction in the acquired fund fees and expenses. For a more detailed comparison of the fees and expenses of the Funds, please see “Comparative Fee and Expense Tables” and “Additional Information about the Funds” below.

●	The maximum management fee for the Alt 50 Fund is equal to an annual rate of 0.15% of its average daily net assets, while the maximum management fee for the Moderate Fund is equal to an annual rate of 0.13% of its average daily net assets. As of December 31, 2018, the actual management fees of the Alt 50 Fund and the Moderate Fund were 0.11% and 0.13%, respectively. In addition, each of the Alt 50 Fund and the Moderate Fund pays an administrative fee to JNAM at the rate of 0.05% of its average daily net assets. For a more detailed description of the fees and expenses of the Funds, please see “Comparative Fee and Expense Tables” and “Additional Information about the Funds” below.
●
Following the Reorganization, the Combined Fund will be managed in accordance with the investment objective, policies and strategies of the Moderate Fund. It is currently anticipated that in connection with the Reorganization, approximately 52% of the holdings in the Alt 50 Fund will be aligned with the Moderate Fund in advance of the Reorganization in accordance with the Moderate Fund’s principal investment strategies. The Alt 50 Fund invests in a larger number of Underlying Funds (approximately 35 Underlying Funds) than the Moderate Fund (approximately 27 Underlying Funds). While the portion of the Alt 50 Fund’s portfolio that is invested in Underlying Funds in traditional investments (approximately 50%) is similar to the Moderate Fund’s portfolio, the portion of the Alt 50 Fund’s portfolio that is invested in Underlying Funds in alternative investment categories (approximately 50%) is not similar to the Moderate Fund’s portfolio.  This portion of the Alt 50 Fund that is invested in Underlying Funds in alternative investment categories needs to be sold to align with the Moderate Fund’s principal investment strategies.  Please see “Additional Information about the Reorganization” below for more information.

●	The expenses of the Reorganization will be borne by JNAM whether or not the Reorganization is consummated . No sales or other charges will be imposed on Contract Owners in connection with this Reorganization. Please see “Additional Information about the Reorganization” below for more information.
●	There are no transaction expenses, such as trade commissions, related fees and taxes, or any foreign exchange spread costs (“Transaction Costs”), associated with the Reorganization. It is not expected that the Moderate Fund will revise any of its investment policies following the Reorganization to reflect those of the Alt 50 Fund.
●	The Reorganization is not expected to be a taxable event for federal income tax purposes for owners of variable contracts whose contract values are determined by investment in shares of the Alt 50 Fund. Provided that the Contracts qualify to be treated as life insurance contracts under Section 7702(a) of the Internal Revenue Code of 1986, as amended (the “Code”) or annuity contracts under Section 72 of the Code, the Reorganization will not be a taxable event for federal income tax purposes for Contract Owners regardless of the tax status of the Reorganization, and any allocations or distributions declared in connection with the Reorganization will not be taxable to Contract Owners. The Insurance Companies, as shareholders, and Contract Owners are urged to consult with their own tax advisers as to the specific consequences to them of the Reorganizations, including the applicability and effect of any possible state, local, non-U.S. and other tax consequences of the Reorganization. Please see “Additional Information about the Reorganization – Federal Income Tax Consequences of the Reorganization” below for more information.

Comparative Fee and Expense Tables

The following tables show the current fees and expenses of each Fund and the estimated pro forma fees and expenses of Class A and Class I shares of the Acquiring Fund after giving effect to the Reorganization. The fee and expense information is presented as of December 31, 2018. The tables below do not reflect any fees and expenses related to the Contracts, which would increase overall fees and expenses. See a Contract prospectus for a description of those fees and expenses.

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Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Acquired Fund: Alt 50 Fund		Acquiring Fund: Moderate Fund		Pro Forma Moderate Fund (assuming expected operating expenses following the Reorganization)
	Class A	Class I	Class A	Class I	Class A	Class I
Management Fee	0.11%	0.11%	0.13%	0.13%	0.09%	0.09%
Distribution and/or Service (12b-1) Fees	0.30%	0.00%	0.30%	0.00%	0.30%	0.00%
Other Expenses [1]	0.05%	0.05%	0.05%	0.05%	0.05%	0.05%
Acquired Fund Fees and Expenses [2]	1.02%	1.02%	0.75%	0.75%	0.75%	0.75%
Total Annual Fund Operating Expenses [3]	1.48%	1.18%	1.23%	0.93%	1.19%	0.89%
[1]	"Other Expenses" include an Administrative Fee of 0.05% for both Funds, which is payable to JNAM.
[2]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.
[3]	Expense information for the Moderate Fund has been restated to reflect current fees.

Expense Examples

This example is intended to help you compare the costs of investing in the Funds with the cost of investing in other mutual funds. This example does not reflect fees and expenses related to the Contracts, and the total expenses would be higher if they were included. The example assumes that:

●	You invest $10,000 in a Fund for the time periods indicated;
●	Your investment has a 5% annual return;
●	The Fund’s operating expenses remain the same as they were as of December 31, 2018; and
●	You redeem your investment at the end of each time period.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Alt 50 Fund (Acquired Fund)
Class A	$151	$468	$808	$1,768
Class I	$120	$375	$649	1,432
Moderate Fund (Acquiring Fund)
Class A	$125	$390	$676	$1,489
Class I	$95	$296	$515	$1,143
Pro Forma Moderate Fund (assuming expected operating expenses following the Reorganization)
Class A	$121	$378	$654	$1,443
Class I	$91	$284	$493	$1,096

Portfolio Turnover

Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Examples, affect a Fund’s performance. For the period ended June 30, 2019, the portfolio turnover rates for the Alt 50 Fund and the Moderate Fund were 13% and 11%, respectively, of the average value of each portfolio. For the fiscal year ended December 31, 2018, the portfolio turnover rates for the Alt 50 Fund and the Moderate Fund were 33% and 31%, respectively, of the average value of each portfolio.

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Comparison of Investment Adviser

The following table compares the investment adviser of the Alt 50 Fund with that of the Moderate Fund.

Acquired Fund	Acquiring Fund
Alt 50 Fund	Moderate Fund
Investment Adviser Jackson National Asset Management, LLC	Investment Adviser Jackson National Asset Management, LLC

Comparison of Investment Objectives and Principal Investment Strategies

The following table compares the investment objectives and principal investment strategies of the Alt 50 Fund with those of the Moderate Fund. The Funds have similar investment objectives and also have similar investment strategies, although they have different allocation targets. The Alt 50 Fund’s investment objective is long-term growth of capital and income through investment in Underlying Funds, while the Moderate Fund seeks a balance between the generation of income and the long-term growth of capital through investment in Underlying Funds. Both Funds are structured as fund-of-funds and seeks to achieve its objective by investing in Class I shares of Underlying Funds. Although the assets of both the Alt 50 Fund and the Moderate Fund are allocated among Underlying Funds within the same investment categories, the allocation targets for each Fund are different. The Alt 50 Fund allocates approximately 50% of its assets to the traditional investment categories creating a “core” component of its portfolio, and then allocates approximately 50% of its assets to non-traditional investment categories creating an “alt” component of its portfolio. The Alt 50 Fund considers the Alternative Assets, Alternative Strategies and Risk Management investment categories to be non-traditional, and all others to be traditional. Among the traditional investment categories, the Alt 50 Fund typically allocates approximately 0%-40% of its assets in Underlying Funds investing in fixed-income securities and 10%-50% of its assets in Underlying Funds investing in equity securities. The Moderate Fund, under normal circumstances, allocates approximately 20% to 60% of its assets to Underlying Funds that invest primarily in equity securities, 40% to 80% to Underlying Funds that invest primarily in fixed-income securities and 0% to 20% of its assets to Underlying Funds that invest primarily in money market securities. Each Fund’s Board of Trustees may change the investment objective of a Fund without a vote of the Fund’s shareholders. For more detailed information about each Fund’s investment strategies and risks, see below and Appendix B.

Acquired Fund	Acquiring Fund
Alt 50 Fund	Moderate Fund
Investment Objective The investment objective of the Fund is long-term growth of capital and income through investment in Underlying Funds.	Investment Objective The investment objective of the Fund is to seek a balance between the generation of income and the long-term growth of capital through investment in Underlying Funds.

Principal Investment Strategies

The Fund seeks to achieve its objective by investing in Class I shares of a diversified group of the Underlying Funds.

The Underlying Funds in which the Fund may invest are series of the JNL Series Trust, the JNL Variable Fund LLC, the JNL Investors Series Trust, and the Jackson Variable Series Trust. Not all funds of the JNL Series Trust, the JNL Variable Fund LLC, the JNL Investors Series Trust, and the Jackson Variable Series Trust are available as Underlying Funds. Please refer to the “Additional Information About Each Fund” section of

Principal Investment Strategies

The Fund seeks to achieve its objective by investing in Class I shares of the Underlying Funds. The Fund allocates its assets to Underlying Funds that invest primarily in fixed income and other income-oriented securities (including high-yield (“junk”) bonds) as well as dividend-paying equity securities of issuers in the U.S. and foreign countries, including emerging markets.

The Underlying Funds in which the Fund may invest each are a separate series of the Jackson Variable Series Trust, JNL Series Trust, JNL Variable Fund LLC, or JNL Investors Series Trust. Not all Funds of

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Acquired Fund	Acquiring Fund
Alt 50 Fund	Moderate Fund
the statutory prospectus for a list of available Underlying Funds.

the Jackson Variable Series Trust, JNL Series Trust, JNL Variable Fund LLC, or JNL Investors Series Trust are available as Underlying Funds. Please refer to the “Additional Information About Each Fund” section of the statutory prospectus for a list of available Underlying Funds.

The Fund allocates its assets among Underlying Funds categorized by the Adviser into the following investment categories:

●

Alternative Assets

●

Alternative Strategies

●

Domestic/Global Equity

●

Domestic/Global Fixed-income

●

International

●

International Fixed-Income

●

Risk Management

●

Sector

●

Specialty

●

Tactical Management

The Fund allocates its assets among Underlying Funds categorized by the Adviser into the following investment categories:

●

Alternative Assets

●

Alternative Strategies

●

Domestic/Global Equity

●

Domestic/Global Fixed-income

●

International

●

International Fixed-Income

●

Risk Management

●

Sector

●

Specialty

●

Tactical Management

The Fund allocates approximately 50% of its assets to the traditional investment categories creating a “core” component of its portfolio. The Fund then allocates approximately 50% of its assets to non-traditional investment categories creating an “alt” component of its portfolio. The Adviser considers the Alternative Assets, Alternative Strategies and Risk Management investment categories to be non-traditional, and all others to be traditional. Among the traditional investment categories, the Fund typically allocates approximately 0%-40% of its assets in Underlying Funds investing in fixed-income securities and 10%-50% of its assets in Underlying Funds investing in equity securities.

Under normal circumstances, the Fund allocates approximately 20% to 60% of its assets to Underlying Funds that invest primarily in equity securities, 40% to 80% to Underlying Funds that invest primarily in fixed-income securities and 0% to 20% of its assets to Underlying Funds that invest primarily in money market securities.

The Fund considers the Underlying Funds in the Domestic/Global Fixed Income and International Fixed Income investment categories to be funds that invest primarily in fixed income securities, and the Underlying Funds in the Domestic/Global Equity, International, Sector, and Specialty investment categories to be funds that invest primarily in equity securities. The Underlying Funds in the Risk Management and Tactical Management investment categories include funds that can invest in a variety of asset classes in various proportions, may take measures to manage risk and/or adapt to prevailing market conditions and may have significant exposure to both fixed income and equity securities. To the extent the Fund invests in one of these Underlying Funds, the Fund’s exposure to fixed income securities and equity securities will be allocated according to the Underlying Fund’s relative exposure to these asset classes. The Fund considers the Underlying Funds in the Alternative Assets and Alternative Strategies investment categories to be funds that invest primarily in alternative assets and employ alternative strategies.

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Acquired Fund	Acquiring Fund
Alt 50 Fund	Moderate Fund
In order to meet its investment objective, the Fund may allocate to Underlying Funds designed to passively track an index. The Fund may also allocate to Underlying Funds that gain exposure to the commodity markets and commodity related instruments by investing, directly or indirectly, in futures contracts on individual commodities and other commodity-linked derivative instruments. Some of the Underlying Funds, particularly those classified as Alternative Strategies, may utilize a significant amount of derivatives in order to execute their investment strategy. Some of the Underlying Funds, particularly those classified as Fixed Income or Alternative Strategies, may hold a significant amount of junk bonds and/or leveraged loans in order to execute their investment strategy.

Each Underlying Fund has its own investment objective and invests in certain types of securities or other assets in order to implement its investment strategy and seek to achieve its investment objective. Those types of securities or other assets include, but are not limited to: equity securities (such as common stock, preferred stock, and convertible securities), equity futures, equity swaps, currency forwards, currency futures, commodity futures and swaps, bond futures, fixed income swaps, interest rate swaps, and inflation swaps; U.S. and foreign government bonds, including inflation protected bonds (such as Treasury Inflation Protected Securities); bank loans; cash and cash equivalents, including but not limited to money market fund shares. These holdings can include investment exposure to both developed and emerging markets, and may be illiquid or thinly traded. Securities held by the Underlying Funds may be denominated in U.S. and/or non-U.S. currencies.

An Underlying Fund may be leveraged and therefore could be subject to a heightened risk of loss. The leverage involved in certain derivative transactions may result in an Underlying Fund’s net asset value being more sensitive to changes in the value of the related investment.

Some of the Underlying Funds, particularly those classified as fixed-income strategies, may hold a significant amount of asset-backed securities, mortgage-backed securities, derivatives, and/or junk bonds in order to execute their investment strategies.

In determining allocations to any particular Underlying Fund, the Adviser considers, among other things, long-term market and economic conditions, historical performance of each Underlying Fund, and expected long-term performance of each Underlying Fund, as well as diversification to control overall portfolio risk exposure.	In determining allocations to any particular Underlying Fund, the Adviser considers, among other things, long-term market and economic conditions, historical performance of each Underlying Fund, and expected long-term performance of each Underlying Fund, as well as diversification to control overall portfolio risk exposure.
The Adviser may change the Underlying Funds in which the Fund invests from time to time at its discretion without notice or shareholder approval. Therefore, the Fund may invest in Underlying Funds that are not listed in the statutory prospectus.	The Adviser may change the Underlying Funds in which the Fund invests from time to time at its discretion without notice or shareholder approval. Therefore, the Fund may invest in Underlying Funds that are not listed in the statutory prospectus.

Comparison of Principal Risk Factors

The Funds also have the same risk profiles. The principal risks of each Fund include allocation risk, credit risk, emerging markets and less developed countries risk, equity securities risk, fixed-income risk, foreign regulatory risk, high-yield bonds, lower-rated bonds, and unrated securities risk, interest rate risk, investment in other investment companies risk, market risk, mid-capitalization and small-capitalization investing risk, and underlying funds risk. For a detailed comparison of each Fund’s risks, see both the table below and Appendix B.

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An investment in a Fund is not guaranteed. As with any mutual fund, the value of a Fund’s shares will change, and an investor could lose money by investing in a Fund. The following table compares the principal risks of an investment in each Fund. Each Fund will incur the risks associated with each Underlying Fund in which it is invested. For additional information about each principal risk and other applicable risks, see Appendix B.

	Acquired Fund	Acquiring Fund
Risks	Alt 50 Fund	Moderate Fund
Allocation risk	X	X
Credit risk	X	X
Emerging markets and less developed countries risk	X	X
Equity securities risk	X	X
Fixed-income risk	X	X
Foreign regulatory risk	X	X
High-yield bonds, lower-rated bonds, and unrated securities risk	X	X
Interest rate risk	X	X
Investment in other investment companies risk	X	X
Market risk	X	X
Mid-capitalization and small-capitalization investing risk	X	X
Underlying funds risk	X	X

Comparison of Fundamental Policies

Each Fund is subject to certain fundamental policies and restrictions that may not be changed without shareholder approval. The following table compares the fundamental policies of the Alt 50 Fund with those of the Moderate Fund. Although the Acquiring Fund does not have a corresponding fundamental policy to that of the Acquired Fund with regard to investments in illiquid securities, rule 22e-4 under the 1940 Act restricts an open-end fund to investment of no more than 15% of fund assets in illiquid securities.  As such, the Acquiring Fund is subject to the same restriction as the Acquired Fund with regard to investment in illiquid securities.  Similarly, the Acquired Fund does not have a fundamental policy regarding investments in senior securities, but the Acquired Fund is subject to the same limitations as the Acquiring Fund in that it may not issue senior securities, except to the extent permitted by the 1940 Act, the rules and regulations thereunder, and any applicable exemptive relief.

Acquired Fund	Acquiring Fund
Alt 50 Fund	Moderate Fund
(1) The Fund shall be a “diversified company,” as such term is defined under the 1940 Act.	Same.
(2) The Fund may not invest more than 25% of the value of its assets in any particular industry (other than U.S. Government securities and/or foreign sovereign debt securities).	Same.

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Acquired Fund	Acquiring Fund
Alt 50 Fund	Moderate Fund
(3) The Fund may not invest directly in real estate or interests in real estate; however, the Fund may own debt or equity securities issued by companies engaged in those businesses.	Same.

(4)

The Fund may not purchase or sell physical commodities other than foreign currencies unless acquired as a result of ownership of securities (but this limitation shall not prevent the Fund from purchasing or selling options, futures, swaps and forward contracts or from investing in securities or other instruments backed by physical commodities).

Same.

(5)

The Fund may not lend any security or make any other loan if, as a result, more than 33 1/3% of the Fund’s total assets would be lent to other parties (but this limitation does not apply to purchases of commercial paper, debt securities or repurchase agreements).

The Fund may not lend any security or make any other loan, except to the extent permitted by the 1940 Act, the rules and regulations thereunder, and any applicable exemptive relief.

(6)

The Fund may not act as an underwriter of securities issued by others, except to the extent that the Fund may be deemed an underwriter in connection with the disposition of portfolio securities of the Fund.

Same.
(7) The Fund may not invest more than 15% of its net assets in illiquid securities.	No corresponding restriction.
(8) The Fund may not borrow money, except to the extent permitted by the 1940 Act, the rules and regulations thereunder, and any applicable exemptive relief.	Same.
(9) No corresponding restriction.	The Fund may not issue senior securities, except to the extent permitted by the 1940 Act, the rules and regulations thereunder, and any applicable exemptive relief.

Comparative Performance Information

The performance information shown below provides some indication of the risks of investing in each Fund by showing changes in each Fund’s performance from year to year and by showing how each Fund’s average annual returns compared with those of broad-based securities market indices and a composite index which has investment characteristics similar to those of such Fund. Each Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

Effective September 25, 2017, the Alt 50 Fund was combined with JNL Alt 65 Fund with the Alt 50 Fund as the surviving Fund. The performance shown below is the Alt 50 Fund’s historic performance and does not reflect the performance of the Alt 65 Fund.

Effective June 24, 2019, for consistency with the Alt 50 Fund’s principal investment strategies, the Alt 50 Fund replaced the Dow Jones Moderate Index with the Morningstar Moderate Target Risk Index as the Alt 50 Fund’s primary benchmark.

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Consistent with the Alt 50 Fund’s principal investment strategies, the Alt 50 Fund uses the 50% Wilshire Liquid Alternative Index, 30% MSCI All Country World Index (Net), and 20% Bloomberg Barclays U.S. Aggregate Bond Index as the Alt 50 Fund’s secondary benchmark.

Effective June 24, 2019, for consistency with the Moderate Fund’s principal investment strategies, the Moderate Fund replaced the Dow Jones Moderately Conservative Index with the Morningstar Moderately Conservative Target Risk Index as the Moderate Fund’s primary benchmark.

Consistent with the Moderate Fund’s principal investment strategies, the Moderate Fund uses the 40% MSCI All Country World Index (Net), 60% Bloomberg Barclays U.S. Aggregate Bond Index as the Moderate Fund’s secondary benchmark.

The returns shown in the bar charts and tables below do not include charges imposed under the Contracts.  If these amounts were reflected, returns would be less than those shown.

Following the Reorganization, the Acquiring Fund will be the accounting and performance survivor.

Alt 50 Fund – Calendar Year Total Returns

(Acquired Fund)

Class A

Best Quarter (ended 9/30/2010): 12.23%; Worst Quarter (ended 9/30/2011): -13.52%

Class I

Best Quarter ( ended 3/31/2019): 7.19%; Worst Quarter (ended 12/31/2018): -6.71%

Moderate Fund – Calendar Year Total Returns
(Acquiring Fund)

Class A

Best Quarter ( ended 3/31/2019): 7.51%; Worst Quarter (ended 12/31/2018): -5.44%

Class I

Best Quarter ( ended 3/31/2019): 7.65%; Worst Quarter (ended 12/31/2018): -5.43%

Acquired Fund – Average Annual Total Returns as of December 31, 2019
	1 year	5 year	10 year
Alt 50 Fund (Class A)	15.32%	4.04%	5.23%
Morningstar Moderate Target Risk Index (reflects no deduction for fees, expenses, or taxes)	19.03%	6.75%	7.72%
50% Wilshire Liquid Alternative Index, 30% MSCI All Country World Index (Net) and 20% Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	12.90%	3.80%	4.48%
Dow Jones Moderate Index (reflects no deduction for fees, expenses, or taxes)	18.60%	6.60%	7.76%
MSCI All Country World Index (Net) (reflects no deduction for fees, expenses, or taxes)	26.60%	8.41%	8.79%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	8.72%	3.05%	3.75%
Wilshire Liquid Alternative Index (reflects no deduction for fees, expenses, or taxes)	6.68%	1.18%	1.94%

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Acquired Fund – Average Annual Total Returns as of December 31, 2019
	1 year	Life of Class (September 25, 2017)
Alt 50 Fund (Class I)	15.69%	5.21%
Morningstar Moderate Target Risk Index (reflects no deduction for fees, expenses, or taxes)	19.03%	7.50%
50% Wilshire Liquid Alternative Index, 30% MSCI All Country World Index (Net) and 20% Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	12.90%	4.37%
Dow Jones Moderate Index (reflects no deduction for fees, expenses, or taxes)	18.60%	7.18%
MSCI All Country World Index (Net) (reflects no deduction for fees, expenses, or taxes)	26.60%	8.92%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	8.72%	3.89%
Wilshire Liquid Alternative Index (reflects no deduction for fees, expenses, or taxes)	6.68%	1.63%

Acquiring Fund – Average Annual Total Returns as of December 31, 2019
	1 year	5 year	Life of Fund (February 06, 2012)
Moderate Fund (Class A)	15.67%	4.75%	5.66%
Morningstar Moderately Conservative Target Risk Index (reflects no deduction for fees, expenses, or taxes)	15.25%	5.55%	5.86%
40% MSCI All Country World Index (Net), 60% Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	15.83%	5.36%	5.64%
Dow Jones Moderately Conservative Index (reflects no deduction for fees, expenses, or taxes)	14.14%	5.08%	5.38%
MSCI All Country World Index (Net) (reflects no deduction for fees, expenses, or taxes)	26.60%	8.41%	9.49%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	8.72%	3.05%	2.85%

Acquiring Fund – Average Annual Total Returns as of December 31, 2019
	1 year	Life of Class (September 25, 2017)
Moderate Fund (Class I)	16.02%	5.55%
Morningstar Moderately Conservative Target Risk Index (reflects no deduction for fees, expenses, or taxes)	15.25%	6.35%
40% MSCI All Country World Index (Net), 60% Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	15.83%	6.11%
Dow Jones Moderately Conservative Index (reflects no deduction for fees, expenses, or taxes)	14.14%	5.72%
MSCI All Country World Index (Net) (reflects no deduction for fees, expenses, or taxes)	26.60%	8.92%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	8.72%	3.89%

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Capitalization

The following table shows the capitalization of each Fund as of June 30, 2019, and of the Moderate Fund on a pro forma combined basis as of June 30, 2019 after giving effect to the Reorganization. The actual net assets of the Alt 50 Fund and the Moderate Fund on the Closing Date will differ due to fluctuations in net asset values, subsequent purchases, and redemptions of shares. No assurance can be given as to how many shares of the Moderate Fund will be received by shareholders of Alt 50 Fund on the Closing Date, and the following table should not be relied upon to reflect the number of shares of the Moderate Fund that will actually be received.

	Net Assets	Net Asset Value Per Share	Shares Outstanding
Alt 50 Fund (Acquired Fund) – Class A	$2,299,583,888	$17.68	130,086,411
Moderate Fund (Acquiring Fund) – Class A	$557,869,944	$13.89	40,172,128
Adjustments	$0 (a)	$0	35,470,384 (b)
Pro forma Moderate Fund (following the Reorganization)	$2,857,453,832	$13.89	205,728,923
Alt 50 Fund (Acquired Fund) – Class I	$973,283	$17.78	54,742
Moderate Fund (Acquiring Fund) – Class I	$3,206,170	$13.96	229,714
Adjustments	$0 (a)	$0	14,978 (b)
Pro forma Moderate Fund (following the Reorganization)	$4,179,453	$13.96	299,434
(a)	The expenses of the Reorganization will be borne by JNAM whether or not the Reogranization is consummated . No sales or other charges will be imposed on Contract Owners in connection with the Reorganization. There are no Transaction Costs associated with the Reorganization.
(b)	The adjustment to the pro forma shares outstanding number represents an increase in shares outstanding of the Acquiring Fund to reflect the exchange of shares of the Acquired Fund.

The Reorganization provides for the acquisition of all the assets and all the liabilities of the Alt 50 Fund by the Moderate Fund. If the Reorganization had taken place on June 30, 2019, shareholders of the Alt 50 Fund would have received 165,556,795 and 69,719 Class A and Class I shares, respectively, of the Moderate Fund.

After careful consideration, the JNLST Board unanimously approved the Plan of Reorganization with respect to the Alt 50 Fund.

*               *               *               *              *

ADDITIONAL INFORMATION ABOUT THE REORGANIZATION

Terms of the Plan of Reorganization

The terms of the Plan of Reorganization are summarized below. For additional information, you should consult the Plan of Reorganization, a copy of which is attached as Appendix A.

The assets of the Acquired Fund will be acquired by, and in exchange for, Class A and Class I shares, respectively, of the Acquiring Fund and the liabilities of the Acquired Fund will be assumed by the Acquiring Fund. The Acquired Fund will then be terminated by JNLST, and the Class A and Class I shares of the Acquiring Fund distributed to the Class A and Class I shareholders, respectively, of the Acquired Fund in the redemption of the Class A and Class I Acquired Fund Shares. Immediately after completion of the Reorganization, the number of shares of the Acquiring Fund then held by former shareholders of the Acquired Fund may be different than the number of shares of the Acquired Fund that had been held immediately before completion of the Reorganization, but the total investment will remain the same (i.e., the total value of the Acquiring Fund shares held immediately after the completion of the Reorganization will be the same as the total value of the Acquired Fund shares formerly held immediately before completion of the Reorganization).

It is anticipated that the Reorganization will be consummated as of the close of business on April 24, 2020, or on such later date as may be deemed necessary in the judgment of the JNLST Board or JVST Board and in accordance with the Plan of Reorganization, subject to the satisfaction of all conditions precedent to the closing. It is not anticipated that the Acquired Fund will hold any investment that the Acquiring Fund would not be permitted to hold (“non-permitted investments”).

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Description of the Securities to Be Issued

The Class A shareholders of the Acquired Fund will receive Class A shares of the Acquiring Fund, and the Class I shareholders of the Acquired Fund will receive Class I shares of the Acquiring Fund in accordance with the procedures provided for in the Plan of Reorganization. Each such share will be fully paid and non-assessable by JVST when issued and will have no preemptive or conversion rights.

JVST may issue an unlimited number of full and fractional shares of beneficial interest of the Acquiring Fund and divide or combine such shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interests in JVST.  Each share of the Acquiring Fund represents an equal proportionate interest in that Fund with each other share.  JVST reserves the right to create and issue any number of Fund shares.  In that case, the shares of the Acquiring Fund would participate equally in the earnings, dividends, and assets of the Fund.  Upon liquidation of the Acquiring Fund, shareholders are entitled to share proportionally (according to the net asset value of their shares of the Acquiring Fund) in the net assets of the Fund available for distribution to shareholders. The Acquiring Fund is a series of JVST.

JVST currently offers two classes of shares, Class A and Class I shares, for the Acquiring Fund. Each series of JVST has adopted a distribution plan in accordance with the provisions of Rule 12b-1 under the 1940 Act. Pursuant to the distribution plan, Class A shares of the Acquired Fund and Acquiring Fund are charged a Rule 12b-1 fee at the annual rate of 0.30% of the average daily net assets attributable to the Class A shares of the respective Fund. Because these distribution/service fees are paid out of the Funds’ assets on an ongoing basis, over time these fees will increase your cost of investing and may cost more than paying other types of charges. Class I shares are not charged a 12b-1 fee.

After the Reorganization, the Moderate Fund will be redomiciled into JNLST and become a series of JNLST.

Board Considerations

At a meeting of the JNLST Board and JVST Board (collectively, the “Board”) held on December 3-5, 2019, (the “Board Meeting”), the Board, including all of the independent trustees, who are not interested persons of the Funds (as defined in the Investment Company Act of 1940, as amended) (the “Independent Trustees”), considered information relating to the proposed reorganization of the Acquired Fund, a series of JNLST, into the Acquiring Fund, a series of JVST (the “Reorganization”). Prior to approving the Reorganization, the Independent Trustees reviewed the foregoing information with their independent legal counsel and with management, reviewed with independent legal counsel applicable law and their duties in considering such matters, and met with independent legal counsel in a private session without management present. The Board considered that the Acquired Fund was launched as part of a broader series of institutional alternative funds to provide Contract Owners with diversified alternatives exposure. The Board noted that the Acquired and the Acquiring Fund are both structured as funds-of-funds and seek to achieve their investment objective by investing Class I shares of Underlying Funds. The Board further considered that the Acquired Fund has experienced large outflows from Contract Owners in recent years, largely attributable to the underperformance of alternative strategies relative to traditional equity and fixed income strategies. The Board also considered that the Reorganization also seeks to increase assets under management in the Acquiring Fund in an effort to achieve additional economies of scale for beneficial owners of the Acquired Fund. The Board noted that the objective of the Reorganization is to seek to ensure that a consolidated family of investments offers a streamlined, complete, and competitive set of underlying investment options to serve the interests of shareholders and Contract Owners. Thus, the Board considered JNAM’s recommendation to merge the Acquired Fund into the Acquiring Fund given the Acquiring Fund’s similar risk profile, significant degree of portfolio holdings overlap within traditional asset class exposure and better performance track record for the one-year, three-year and five-year periods ended September 30, 2019. The Board considered a number of principal factors presented at the time of the Board Meeting in reaching its determinations, including the following:

●	Investment Objectives and Investment Strategies. The Board considered that the Reorganization will permit the Contract Owners and others with beneficial interest in the Acquired Fund to continue to invest in a professionally managed fund with similar investment goals, noting that the Acquired Fund’s investment objective is long-term growth of capital and income through investment in Underlying Funds, and the Acquiring Fund’s investment objective is to seek a balance between the generation of income and the long-term growth of capital through investment in Underlying Funds. The Board considered that the Funds have similar objectives and employ similar principal investment strategies. The Board also considered management’s statement that industry research has shown that while advisors still utilize alternatives for diversification purposes, very few allocate 50% to alternatives, such as the Acquired Fund. As described below, the Board also considered how the Acquired Fund’s shareholders will benefit from the Reorganization. For a full description of the investment objectives and

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investment strategies of the Acquired Fund and Acquiring Fund, see “Comparison of Investment Objectives and Principal Investment Strategies.”

●	Operating Expenses. The Board considered that the Reorganization will result in a Combined Fund with a total annual fund operating expense ratio and management fee that are expected to be lower than those of the Acquired Fund currently. The Board further noted that the Acquiring Fund’s total annual fund operating expense ratio and management fees are also expected to be lower as a result of the Reorganization. See “Comparative Fee and Expense Tables.”
●	Larger Asset Base. The Board considered that the Reorganization may benefit Contract Owners and others with beneficial interests in the Acquired Fund by allowing them to invest in the Combined Fund that has a larger asset base than that of the Acquired Fund currently. The Board noted that as of September 30, 2019, the Acquired Fund had assets of $2.24 billion as compared to assets of $589 million for the Acquiring Fund. The Board considered that reorganizing the Acquired Fund into the Acquiring Fund offers Contract Owners and other investors the ability to benefit from economies of scale.
●
Performance.  The Board considered that the Acquiring Fund has had better performance than the Acquired Fund for the one-year, three-year, and five-year periods ended September 30, 2019, while the Acquired Fund has had better performance than the Acquiring Fund for the three-month period ended September 30, 2019. The Board noted that the Acquiring Fund outperformed the Acquired Fund during the 2018, 2017, 2016, 2015, and 2014 calendar years. The Board also noted that the Acquired Fund has a longer performance track record than the Acquiring Fund.

●	Investment Adviser and Other Service Providers. The Board considered that the Acquired Fund will retain the same investment adviser and other service providers under the Reorganization as it has currently. Specifically, the Board noted that the investment adviser for the Acquiring Fund, JNAM, is the same as for the Acquired Fund. See “Comparison of Investment Adviser.” The Board also considered that the custodian for the Acquiring Fund, J.P. Morgan Chase Bank, N.A., the transfer agent for the Acquiring Fund, JNAM, and the distributor for shares of the Acquiring Fund, Jackson National Life Distributors LLC, are the same as for the Acquired Fund and will remain the same immediately after the Reorganization. The Board noted that, after the Reorganization, Acquiring Fund will be redomiciled into and will become a series of JNLST. The Board also noted there are no changes to any service providers as a result of the domiciliation.
●	Federal Income Tax Consequences. The Board considered that the Reorganization is not expected to be a taxable event for federal income tax purposes for Contract Owners.
●	Costs of Reorganization. The Board considered that the costs and expenses of the Reorganization will be borne by JNAM whether or not the Reorganization is consummated. No sales or other charges will be imposed on Contract Owners in connection with the Reorganization. The Board considered that it is expected that in connection with the Reorganization, the holdings in the Acquired Fund will be aligned with the Acquiring Fund in advance of the Reorganization in accordance with the Acquiring Fund’s principal investment strategies. Thus, the Board considered that there are no Transaction Costs associated with the Reorganization.

In summary, in determining whether to approve the Reorganization, the Board considered factors including (1) the terms and conditions of the Reorganization and whether the Reorganization would result in dilution of the Acquired Fund’s and Acquiring Fund’s shareholders’, Contract Owners’, and plan participants’ interests; (2) the compatibility of the Funds’ investment objectives, investment strategies, and investment restrictions, as well as shareholder services offered by the Funds; (3) the expense ratios and information regarding the fees and expenses of the Funds; (4) the advantages and disadvantages to the Acquired Fund’s and Acquiring Fund’s shareholders, Contract Owners, and plan participants of having a larger asset base in the Combined Fund; (5) the relative historical performance of the Funds; (6) the management of the Funds; (7) the federal income tax consequences of the Reorganization; and (8) the costs of the Reorganization. No one factor was determinative and each Trustee may have attributed different weights to the various factors. The Board did not determine any considerations related to this Reorganization to be adverse.

JNAM also advised the Board that JNLST’s Declaration of Trust, By-Laws, and applicable state law do not require shareholder approval of the Reorganization.  Moreover, JNAM advised the Board that Rule 17a-8 under the 1940 Act allows for the Reorganization without the need for shareholder approval because there is no material difference between the investment policies that under Section 13 of the 1940 Act could not be changed without a vote of a majority of its outstanding voting securities of the Acquired Fund and the Acquiring Fund, Independent Directors of the Acquired Fund who were elected by shareholders will comprise a majority of the Independent Directors of the Acquiring Fund and there is no material difference between the respective advisory contracts. In this regard, the Board noted that although the Acquiring Fund does not have a corresponding fundamental policy to that of the Acquired Fund with regard to investments in illiquid securities, rule 22e-4 under the 1940 Act restricts an open-end fund to investment of no more than 15% of fund assets in illiquid securities.  As such, the Acquiring Fund is subject to the same restriction as the Acquired Fund with regard to investment in illiquid securities.  Similarly, it was noted that the Acquired Fund does not have a fundamental policy regarding investments in senior securities, but the Acquired Fund is subject to the same limitations as the Acquiring Fund in that it may not issue senior securities, except to the extent permitted by the 1940 Act, the rules and regulations thereunder, and any applicable exemptive relief.

The JNLST Board with regard to the Acquired Fund and the JVST Board with regard to the Acquiring Fund, including the Independent Trustees, determined that the Reorganization would be in the best interests of the Acquired Fund and Acquiring Fund, respectively, and that the interests of the Acquired Fund’s and Acquiring Fund’s Contract Owners

14

and other investors would not be diluted as a result of the Reorganization. The Board voted unanimously to approve the Reorganization. In addition, the Board determined that, because applicable legal requirements do not require shareholder approval under these circumstances, the Acquired Fund’s shareholders would not be asked to vote on the Reorganization.

Description of Risk Factors

A Fund’s performance may be affected by one or more risk factors. For a detailed description of each Fund’s risk factors, please see “More Information on Strategies and Risk Factors” in Appendix B.

Federal Income Tax Consequences of the Reorganization

As a condition to the consummation of the Reorganization, each Fund will have received one or more opinions of Ropes & Gray LLP, dated on or before the effective date of the Reorganization, substantially to the effect that, on the basis of the existing provisions of the Code, U.S. Treasury regulations issued thereunder, current administrative rules, pronouncements and court decisions, for U.S. federal income tax purposes, the Reorganization will not be a taxable event for Contract Owners whose contract values are determined by investment in shares of the Acquired Fund. The opinion will be based on certain factual certifications made by officers of the Funds, the Adviser and the Insurance Companies offering the Contracts, and will also be based on reasonable assumptions.

None of JNLST, JVST, the Acquired Fund, or the Acquiring Fund has sought a tax ruling from the Internal Revenue Service (the “IRS”), but each is acting in reliance upon the opinions of counsel discussed in the previous paragraph. The opinions are not binding on the IRS and do not preclude the IRS from adopting a contrary position. Contract Owners should consult their own tax advisors concerning the potential tax consequences, including state and local income taxes.

ADDITIONAL INFORMATION ABOUT THE FUNDS

Management of JNLST and JVST

This section provides information about JNLST, JVST, and the Adviser for the Funds.

The Trusts

JNLST is organized as a Massachusetts business trust and is registered with the SEC as an open-end management investment company. Under Massachusetts law and JNLST’s Declaration of Trust and By-Laws, the management of the business and affairs of JNLST is the responsibility of its Board. The Acquired Fund is a series of JNLST.

JVST is also organized as a Massachusetts business trust and is registered with the SEC as an open-end management investment company. Under Massachusetts law and the JVST’s Declaration of Trust and By-Laws, the management of the business and affairs of the JVST is the responsibility of its Board. The Acquiring Fund is a series of JVST. After the Reorganization, the Acquiring Fund will be redomiciled into JNLST and become a series of JNLST.

The Adviser

The allocations for the Funds are made by JNAM. JNAM, located at 1 Corporate Way, Lansing, Michigan 48951, serves as the investment adviser to JNLST and JVST and provides the Funds with professional investment supervision and management. JNAM is registered with the SEC under the Investment Advisers Act of 1940, as amended. JNAM is a wholly owned subsidiary of Jackson National, a U.S. based financial services company. Jackson National is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom.  Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America or with the Prudential Assurance Company, a subsidiary of M&G plc, a company incorporated in the United Kingdom. Prudential plc is also the ultimate parent company of PPM America, Inc.

JNAM acts as investment adviser to JNLST and JVST pursuant to separate Investment Advisory and Management Agreements. Under each Investment Advisory and Management Agreement, JNAM is responsible for managing the affairs and overseeing the investments of the Funds and determining how voting and other rights with respect to securities owned by the Funds will be exercised. JNAM also provides recordkeeping, administrative and exempt transfer agent services to the Funds and oversees the performance of services provided to the Funds by other service providers, including the custodian and shareholder servicing agent. JNAM is authorized to delegate certain of its duties

15

with respect to a Fund to a sub-adviser, subject to the approval of the JNLST Board or JVST Board, as applicable, and is responsible for overseeing that sub-adviser’s performance. JNAM is solely responsible for payment of any fees to the sub-adviser.

JNAM plays an active role in advising and monitoring each Fund and sub-adviser, if any.  For those Funds JNAM directly manages, JNAM, among other things, implements the investment objective and program by selecting securities and determining asset allocation ranges. When appropriate, JNAM recommends to the JNLST Board or JVST Board, as applicable, potential sub-advisers for a Fund. For those Funds managed by a sub-adviser, JNAM monitors each sub-adviser’s Fund management team to determine whether its investment activities remain consistent with the Funds’ investment strategies and objectives. JNAM also monitors changes that may impact the sub-adviser’s overall business, including the sub-adviser’s operations and changes in investment personnel and senior management, and regularly performs due diligence reviews of each sub-adviser. In addition, JNAM obtains detailed, comprehensive information concerning each Fund’s and sub-adviser’s performance and Fund operations. JNAM is responsible for providing regular reports on these matters to the JNLST Board or JVST Board, as applicable.

Each Investment Advisory and Management Agreement continues in effect for each Fund from year to year after its initial two-year term so long as its continuation is approved at least annually by (i) a majority of the JNLST or JVST Trustees, as applicable, who are not parties to such agreement or interested persons of any such party except in their capacity as Trustees of JNLST or JVST, respectively, and (ii) the shareholders of the affected Fund or the respective Board, as applicable. It may be terminated at any time upon 60 days’ notice by JNAM, or by a majority vote of the outstanding shares of a Fund with respect to that Fund, and will terminate automatically upon its assignment. Each Investment Advisory and Management Agreement provides that JNAM shall not be liable for any error of judgment, or for any loss suffered by any Fund in connection with the matters to which the agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of JNAM in the performance of its obligations and duties, or by reason of its reckless disregard of its obligations and duties under the agreement.  As compensation for its services, JNLST and JVST each pay JNAM a separate fee in respect of each Fund as described in each Fund’s Prospectus.

JNAM and JNLST, together with other investment companies of which JNAM is investment adviser, have received an exemptive order (the “Order”) that allows JNAM to hire, replace or terminate unaffiliated sub-advisers or materially amend a sub-advisory agreement with an unaffiliated sub-adviser with the approval of the JNLST Board, but without the approval of shareholders.  However, any amendment to an advisory agreement between JNAM and the Trust that would result in an increase in the management fee rate specified in that agreement (i.e., the aggregate management fee) charged to a Fund will be submitted to shareholders for approval. Under the terms of the Order, if a new sub-adviser is hired by JNAM, the affected Fund will provide shareholders with information about the new sub-adviser and the new sub-advisory agreement within ninety (90) days of the change.  The Order allows the Funds to operate more efficiently and with greater flexibility.  JNAM provides oversight and evaluation services to the Funds, including, but not limited to the following services: performing initial due diligence on prospective sub-advisers for the Funds; monitoring the performance of sub-advisers; communicating performance expectations to the sub-advisers; and ultimately recommending to the JNLST Board whether a sub-adviser’s contract should be renewed, modified or terminated. JVST has been granted a similar exemption from the SEC with similar terms.

Management Fees

As compensation for its advisory services, JNAM receives a fee from JNLST and JVST computed separately for the Funds, accrued daily and payable monthly.  The fee JNAM receives from each Fund is set forth below as an annual percentage of the net assets of the Fund.

The table below shows the advisory fee rate schedule for each Fund as set forth in the respective Investment Advisory and Management Agreement and the aggregate annual fee the Fund paid to JNAM for the fiscal year ended December 31, 2018. Each Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the advisory fee rate should the Fund’s average daily net assets exceed specified amounts.

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Fund	Assets	Advisory Fee (Annual Rate Based on Average Daily Net Assets of the Fund)	Aggregate Annual Fee Paid to Adviser for the Fiscal Year Ended December 31, 2018 (Annual Rate Based on Average Net Assets of the Fund)
Alt 50 Fund	$0 to $500 million $500 million to $3 billion $3 billion to $5 billion Over $5 billion	0.15% 0.10% 0.095% 0.09%	0.11%
Moderate Fund[1]	$0 to $500 million $500 million to $3 billion $3 billion to $5 billion Over $5 billion	0.13% 0.08% 0.075% 0.07%	0.15%

1 Effective September 1, 2018, JNAM voluntarily agreed to waive 0.02% of management fees on the Moderate Fund’s assets. Effective April 29, 2019, this voluntary waiver converted to a contractual fee reduction.

A discussion of the basis for the JNLST Board’s approval of the Investment Advisory and Management Agreement is available in JNLST’s Annual Report to shareholders for the year ended December 31, 2018 and will be available in JNLST’s Annual Report to shareholders for the year ended December 31, 2019.

A discussion of the basis for the JVST Board’s approval of the Investment Advisory and Management Agreement is available in JVST’s Annual Report to shareholders for the year ended December 31, 2018 and will be available in JVST’s Annual Report to shareholders for the year ended December 31, 2019.

In addition to the investment advisory fee, each Fund currently pays to JNAM (the “Administrator”) an administrative fee as an annual percentage of the average daily net assets of each Fund, accrued daily and paid monthly, as set forth below.

Fund	Assets	Administrative Fee (Annual Rate Based on Average Net Assets)
Alt 50 Fund	$0 to $3 billion Assets over $3 billion	0.05% 0.045%
Moderate Fund	$0 to $3 billion Assets over $3 billion	0.05% 0.045%

In return for the administrative fee, the Administrator provides or procures all necessary administrative functions and services for the operation of each Fund.  In addition, the Administrator, at its own expense, provides or procures routine legal, audit, fund accounting, custody (except overdraft and interest expense), printing and mailing, a portion of the Chief Compliance Officer costs and all other services necessary for the operation of each Fund.  Each Fund is responsible for trading expenses including brokerage commissions, interest and taxes, and other non-operating expenses. Each Fund is also responsible for nonrecurring and extraordinary legal fees, interest expenses, registration fees, licensing costs, directors and officers insurance, expenses related to the Funds’ Chief Compliance Officer, and the fees and expenses of the Independent Trustees and of independent legal counsel to the Independent Trustees (categorized as “Other Expenses” in the fee tables).

Portfolio Management

The allocations for each Fund are made by JNAM. Each Fund is managed by William Harding, Sean Hynes, and Mark Pliska, who are responsible for setting the allocations made to each Fund and the application of each Fund’s strategy.

William Harding, CFA, is Senior Vice President and Chief Investment Officer for JNAM since July 2014. Mr. Harding was a Vice President, Head of Investment Management from October 2012 to June 2014. Mr. Harding leads the Investment Management function responsible for oversight of sub-advisor performance and risk, due diligence and manager research. Mr. Harding was previously the Head of Manager Research for Morningstar Inc.’s Investment Management division and has over 20 years of investment experience including asset allocation, manager research, portfolio management, and performance evaluation. Mr. Harding graduated from the University of Colorado, Boulder

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with a Bachelor of Science degree in Business. He holds an MBA from Loyola University Chicago and he is a Chartered Financial Analyst.

Sean Hynes, CFA, CAIA, is Assistant Vice President, Investment Management for JNAM since April 2013. Mr. Hynes provides leadership for the performance analysis and due diligence review of external investment managers. He develops and maintains key relationships with asset managers and provides leadership and direction to Investment Management staff. Prior to joining JNAM, Mr. Hynes was an Investment Manager for Morningstar Investment Services, a wholly owned subsidiary of Morningstar Inc., and a research associate for Managers Investment Group. Mr. Hynes holds a Bachelor of Science degree in Mathematics from the University of Notre Dame, and an MBA from Carnegie Mellon University. He is a CFA and CAIA charterholder.

Mark Pliska, CFA, is a Portfolio Manager for JNAM. Mr. Pliska is responsible for manager research, portfolio construction, and asset allocation of the Funds. Prior to joining JNAM in 2011, Mr. Pliska worked as an Investment Analyst for Plan Sponsor Advisors from 2008 to 2011, where he was responsible for the selection and monitoring of investment managers, client reporting, and asset allocation for defined contribution and defined benefit plans, and prior to that, Mr. Pliska was a Research Analyst for DWM Financial Group from 2006 to 2008. Mr. Pliska is a National Merit Scholar and holds a B.A. in Economics from the University of Kansas.

The JNLST’s and JVST’s Statements of Additional Information provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Funds.

Additional Information

Classes of Shares

JNLST and JVST have each adopted a multi-class plan pursuant to Rule 18f-3 under the 1940 Act.  Under the multi-class plan, the Funds have two classes of shares, Class A and Class I. As discussed in “Distribution Arrangements” below, the Class A shares of the Funds are subject to a Rule 12b-1 fee equal to 0.30% of the Fund’s average daily net assets attributable to Class A shares. Class I shares are not subject to a Rule 12b-1 fee. Under the multi-class structure, the Class A shares and Class I shares of the Funds represent interests in the same portfolio of securities and are substantially the same except for “class expenses.”

The expenses of the Funds are borne by each class of shares based on the net assets of the Fund attributable to each Class, except that class expenses are allocated to the appropriate class.  “Class expenses” include any distribution, administrative or service expense allocable to that class, pursuant to the distribution plan described below, and any other expenses that JNAM determines, subject to ratification or approval by the respective Board, as applicable, to be properly allocable to that class, including: (i) printing and postage expenses related to preparing and distributing to the shareholders of a particular class (or Contract Owners funded by shares of such class) materials such as Prospectuses, shareholder reports and (ii) professional fees relating solely to one class.

Distribution Arrangements

Jackson National Life Distributors LLC (“JNLD” or the “Distributor”), 300 Innovation Dr., Franklin, Tennessee 37067, a wholly owned subsidiary of Jackson National, is the principal underwriter of the Funds of JNLST and JVST. JNLD is responsible for promoting sales of each Fund’s shares. The Distributor also is the principal underwriter of the variable annuity insurance products issued by Jackson National and its subsidiaries. On behalf of the Funds, JNLST and JVST, acting separately, have adopted, in accordance with the provisions of Rule 12b-1 under the 1940 Act, an Amended and Restated Distribution Plan (“Plan”) with respect to the Class A shares of each Fund. The Boards of Trustees of JNLST and JVST, acting separately, and including all of the Independent Trustees of each Board, must approve, at least annually, the continuation of the Plan. Under the Plan, each Fund pays a Rule 12b-1 fee to JNLD, as principal underwriter, at an annual rate of 0.30% of the Fund’s average daily net assets attributed to Class A shares, as compensation for distribution, administrative or other service activities incurred by JNLD and its affiliates with respect to Class A shares. Class I shares are not subject to a Rule 12b-1 fee. Because these fees are paid out of a Fund’s assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.  To the extent consistent with the Plan and applicable law, the Distributor may use the Rule 12b-1 fee to compensate broker-dealers, administrators, financial intermediaries or others for providing or assisting in providing distribution and related additional services.

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The Distributor and/or an affiliate have the following relationships with one or more of the sub-advisers and/or their respective affiliates:

●	The Distributor receives payments from certain of the sub-advisers to assist in defraying the costs of certain promotional and marketing meetings in which those sub-advisers participate. The amounts paid depend on the nature of the meetings, the number of meetings attended, the costs expected to be incurred, and the level of the sub-adviser’s participation.
●	A brokerage affiliate of the Distributor participates in the sales of shares of retail mutual funds advised by certain of the sub-advisers and receives commissions and other compensation from them in connection with those activities, as described in the prospectus or statement of additional information for those funds. In addition, the Distributor acts as distributor of variable insurance contracts and variable life insurance policies issued by the Insurance Companies. The compensation consists of commissions, trail commissions, and other compensation or promotional incentives as described in the prospectus or statement of additional information for the variable insurance contracts and variable life insurance policies.

Payments to Broker-Dealers and Financial Intermediaries

Only Separate Accounts of the Insurance Companies and series, including fund of funds, of registered investment companies in which either or both of the Insurance Companies invest may purchase shares of the Funds. You may invest indirectly in the Funds through your purchase of a variable annuity contract issued by Separate Accounts of the Insurance Companies that invests directly, or through a fund of funds, in these Funds. Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable Separate Account through which you invest indirectly. If an investor invests in the Funds under a Contract or a plan that offers a Contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Funds and their related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and the salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Investment in JNLST and JVST Shares

Shares of the Funds are presently offered only to Separate Accounts of the Insurance Companies to fund the benefits under certain Contracts, to non-qualified retirement plans, and to other regulated investment companies that in turn are sold to Separate Accounts. The Separate Accounts, through their various sub-accounts that invest in designated Funds, purchase the shares of the Funds at their net asset value (“NAV”) using premiums received on Contracts issued by the Insurance Company. Shares of the Funds are not available to the general public for direct purchase.

Purchases are effected at NAV next determined after the purchase order is received by JNAM as the Funds’ transfer agent in proper form. There is no sales charge.

The price of each Fund’s shares is based on its NAV. The NAV per share of each Fund’s shares is generally determined by JNAM at the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern Time, Monday through Friday) on each day that the NYSE is open for regular trading. However, calculation of each Fund’s NAV may be suspended on days determined by the JNLST Board or the JVST Board, respectively, in times of emergency or market closure as determined by the SEC.  The NAV per share is calculated by adding the value of all securities and other assets of a Fund, deducting its liabilities, and dividing by the number of shares outstanding.  Generally, the value of exchange-listed or -traded securities is based on their respective market prices, bonds are valued based on prices provided by an independent pricing service and short-term debt securities are valued at amortized cost, which approximates market value.

Each Fund is comprised of Underlying Funds. As such, each Fund’s NAVs is calculated based on the combined NAVs of the Underlying Funds in which they invest.

Domestic fixed-income and foreign securities are normally priced using data reflecting the closing of the principal markets or market participants for those securities, which may be earlier than the NYSE close. Information that becomes known to the Funds or its agents after the NAV has been calculated on a particular day will not normally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

Each of the JNLST Board and the JVST Board has adopted procedures pursuant to which JNAM may determine, subject to Board oversight, the “fair value” of a security for which a current market price is not available or the current

19

market price is considered unreliable or inaccurate.  Under these procedures, the “fair value” of a security generally will be the amount, determined by JNAM in good faith, that the owner of such security might reasonably expect to receive upon its current sale.

Each of the JNLST Board and JVST Board has established a valuation committee to review fair value determinations pursuant to each Trust’s “Valuation Guidelines.”  The valuation committee will also review the value of restricted and illiquid securities, securities and assets for which a current market price is not readily available, and securities and assets for which there is reason to believe that the most recent market price does not accurately reflect current value (e.g., disorderly market transactions).

The Funds may invest in securities primarily listed on foreign exchanges and that trade on days when the Fund does not price its shares.  As a result, a Fund’s NAV may change on days when shareholders are not able to purchase or redeem the Fund’s shares.

Because the calculation of a Fund’s NAV does not take place contemporaneously with the determination of the closing prices of the majority of foreign portfolio securities used in the calculation, there exists a risk that the value of foreign portfolio securities will change after the close of the exchange on which they are traded, but before calculation of the Fund’s NAV (“time-zone arbitrage”).  Accordingly, each of the JNLST’s procedures and JVST’s procedures for valuing of portfolio securities also authorize JNAM, subject to oversight by the respective Board of Trustees, to determine the “fair value” of such foreign securities for purposes of calculating a Fund’s NAV.  JNAM will “fair value” foreign securities held by a Fund if it determines that a “significant event” has occurred subsequent to the close of trading in such securities on the exchanges or markets on which the securities owned by a Fund principally are traded, but prior to the time of the Fund’s NAV calculation, which reasonably can be expected to affect the value of such security. Under the JNLST’s and JVST’s valuation procedures, a “significant event” affecting a single issuer might include, but is not limited to, an announcement by the issuer, a competitor, a creditor, a major holder of the issuer’s securities, a major customer or supplier, or a governmental, regulatory or self-regulatory authority relating to the issuer, the issuer’s products or services, or the issuer’s securities, and a “significant event” affecting multiple issuers might also include, but is not limited to, a substantial price movement in other securities markets, an announcement by a governmental, regulatory or self-regulatory authority relating to securities markets, political or economic matters, or monetary or credit policies, a natural disaster such as an earthquake, flood or storm, or the outbreak of civil strife or military hostilities. When fair valuing foreign equity securities, JNAM adjusts the closing prices of foreign portfolio equity securities, based upon an adjustment factor for each such security provided by an independent pricing service, in order to reflect the “fair value” of such securities for purposes of determining a Fund’s NAV.

These procedures seek to minimize the opportunities for “time zone arbitrage” in Funds that invest all or substantial portions of their assets in foreign securities, thereby seeking to make those Funds significantly less attractive to “market timers” and other investors who might seek to profit from time zone arbitrage and seeking to reduce the potential for harm to other Fund investors resulting from such practices.  However, these procedures may not completely eliminate opportunities for time zone arbitrage because it is not possible to predict in all circumstances whether post-closing events will have a significant impact on securities prices.

All investments in JNLST and JVST are separately credited to the shareholder’s account in the form of full and fractional shares of the designated Fund (rounded to the nearest 1/1000 of a share).  Both JNLST and JVST do not issue share certificates.

“Market Timing” Policy

Fund shares may only be purchased by Separate Accounts of the Insurance Companies, the Insurance Companies themselves, qualified and non-qualified retirement plans and certain other regulated investment companies.

The interests of a Fund’s long-term shareholders may be adversely affected by certain short-term trading activity by other Contract Owners invested in the Separate Accounts. Such short-term trading activity, when excessive, has the potential to, among other things, compromise efficient portfolio management, generate transaction and other costs, and dilute the value of Fund shares held by long-term shareholders.  This type of excessive short-term trading activity is referred to herein as “market timing.”   The Funds are not intended to serve as vehicles for market timing.  The JNLST Board and the JVST Board have each adopted policies and procedures with respect to market timing.

The Funds, directly and through its service providers, and the Insurance Company and non-qualified retirement plan service providers (collectively, “service providers”) take various steps designed to deter and curtail market timing with the cooperation of the Insurance Companies. For example, in the event of a round trip transfer, complete or partial

20

redemptions by a shareholder from a sub-account investing in a Fund is permitted; however, once a complete or partial redemption has been made from a sub-account that invests in a Fund, through a sub-account transfer, shareholders will not be permitted to transfer any value back into that sub-account (and the corresponding Fund) within fifteen (15) calendar days of the redemption. The Funds will treat as short-term trading activity any transfer that is requested into a sub-account that was previously redeemed within the previous fifteen (15) calendar days, whether the transfer was requested by the shareholders or a third party authorized by the shareholder.

In addition to identifying any potentially disruptive trading activity, each of the JNLST Board and JVST Board has adopted a policy of “fair value” pricing to discourage investors from engaging in market timing or other excessive trading strategies for international Funds.  The “fair value” pricing policy applies to the Underlying Funds in which the Funds invest. The “fair value” pricing policy applies to all Funds where a significant event (as described above) has occurred. The “fair value” pricing policy is described under “Investment in JNLST and JVST Shares” above.

The policies and procedures described above are intended to deter and curtail market timing in the Funds.  However, there can be no assurance that these policies, together with those of the Insurance Companies, and any other insurance company that may invest in the Funds in the future, will be totally effective in this regard. The Funds rely on the Insurance Companies to take the appropriate steps, including daily monitoring of separate account trading activity, to further deter market timing. If they are ineffective, the adverse consequences described above could occur.

A description of Jackson National’s anti-market timing policies and procedures can be found in the appropriate variable insurance contract Prospectus (the “Separate Account Prospectus”). The rights of the Separate Accounts to purchase and redeem shares of a Fund are not affected by any Fund’s anti-market timing policies if they are not in violation of the Separate Accounts’ anti-market timing policies and procedures.

Share Redemption

A Separate Account redeems shares of a Fund to make benefit or withdrawal payments under the terms of its Contracts.  Redemptions typically are processed on any day on which JNLST and JVST and the NYSE are open for business and are effected at net asset value next determined after the redemption order is received by JNAM, the Fund’s transfer agent, in proper form.

JNLST and JVST may suspend the right of redemption only under the following circumstances:

●	When the NYSE is closed (other than weekends and holidays) or trading is restricted;
●	When an emergency exists, making disposal of portfolio securities or the valuation of net assets not reasonably practicable; or
●	During any period when the SEC has by order permitted a suspension of redemption for the protection of shareholders.

The Funds typically expect that a Fund will hold cash or cash equivalents to meet redemption requests. The Funds may also use the proceeds of orders to purchase Fund shares or the proceeds from the sale of portfolio securities to meet redemption requests, if consistent with the management of each Fund. These redemption methods will be used regularly and may also be used in stressed market conditions. The Funds have in place a line of credit intended to provide short-term financing, if necessary, subject to certain conditions, in connection with stressed market conditions or atypical redemption activity. The Funds, pursuant to an exemptive order issued by the SEC and a master Interfund Lending agreement, also have the ability to lend or borrow money for temporary purposes directly to or from one another.

In the case of a liquidity event, a Fund’s share price and/or returns may be negatively impacted. If a liquidity event occurs, JNAM will notify the JVST Board and JNLST Board of the liquidity event and take corrective action. Corrective action may include, among other things, use of the Fund’s line of credit or Interfund Lending Program.

Redemptions will generally be in the form of cash, although a Fund reserves the right to redeem in kind from another Fund.  If a Fund redeems shares in kind from another Fund, it may bear transaction costs and will bear market risks until such time as such securities are converted to cash.

Dividends and Other Distributions

The Funds generally do not expect to make distributions of net investment income and their net realized capital gains. Distributions other than in redemption of Fund shares, if any, are automatically reinvested at net asset value in shares of the distributing class of that Fund.

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Tax Status

Each Fund intends (and the Acquiring Fund intends to continue) to be treated as a partnership for U.S. federal income tax purposes, and neither Fund expects to make regular distributions (other than in redemption of Fund Shares) to shareholders. The interests in the Funds are generally owned by one or more Separate Accounts that hold such interests pursuant to Contracts.

Each Fund is treated as a partnership separate from the Trust for purposes of the Code.  Therefore, the assets, income, and distributions, if any, of each Fund are considered separately for purposes of determining the tax classification of such Fund.

Because the shareholders of the Funds are Separate Accounts of variable insurance contracts, there are no tax consequences to those shareholders from buying, holding, exchanging and selling shares of the Funds. Distributions from the Funds, if any, are not taxable to those shareholders.  However, owners of Contracts should consult the applicable Separate Account Prospectus for more detailed information on tax issues related to the Contracts.

Each Fund intends (and the Acquiring Fund intends to continue) to comply with the diversification requirements currently imposed by the Code and U.S. Treasury regulations thereunder, on separate accounts of insurance companies as a condition of maintaining the tax-advantaged status of the Contracts issued by Separate Accounts.  Each Fund’s Investment Advisory and Management Agreement requires the Funds to be operated in compliance with these diversification requirements.  The Adviser may depart from the investment strategy of a Fund only to the extent necessary to meet these diversification requirements.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of the Acquired Fund and the Acquiring Fund for the past five years or, if shorter, the period of the Fund’s operations. The following tables provide selected per share data for one share of each Fund. The total returns in the financial highlights table represent the rate that an investor would have earned (or lost) on an investment in the Acquired Fund or the Acquiring Fund (assuming reinvestment of all dividends and distributions) held for the entire period. The information does not reflect any charges imposed under a Contract.  If charges imposed under a variable contract were reflected, the returns would be lower.  You should refer to the appropriate Contract prospectus regarding such charges. Following the Reorganization, the Acquiring Fund will be the accounting and performance survivor.

The annual information below has been derived from financial statements audited by KPMG LLP, an independent registered public accounting firm, and should be read in conjunction with the financial statements and notes thereto, together with the report of KPMG LLP thereon, in the JVST or JNLST Annual Report. The information as of June 30, 2019 has not been audited. Each Fund’s financial statements are included in the JVST or JNLST Annual Report and Semi-Annual Report, which are available upon request.

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JNL Series Trust – Acquired Fund

Financial Highlights

For a Share Outstanding

The information as of June 30, 2019 has not been audited.

			Increase (decrease) from investment operations			Distributions from				Supplemental data			Ratios(a)(b)
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)(c)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)(d)	Net assets, end of period (in thousands)($)	Portfolio turnover (%)(e)		Net expenses to average net assets(%)(f)	Total expenses to average net assets(%)(f)	Net investment income (loss) to average net assets(%)
JNL Institutional Alt 50 Fund (Acquired Fund)(g)
Class A
06/30/19		16.06	(0.01)	1.63	1.62	—	—	17.68	10.09	2,299,584	13		0.46	0.46	(0.12)
12/31/18		17.12	0.09	(1.15)	(1.06)	—	—	16.06	(6.19)	2,282,504	33		0.46	0.46	0.54
12/31/17		15.49	0.16	1.47	1.63	—	—	17.12	10.52	2,892,228	153	(h)	0.26	0.26	0.95
12/31/16		14.88	0.20	0.41	0.61	—	—	15.49	4.10	2,570,726	22		0.16	0.16	1.33
12/31/15		16.65	0.40	(0.73)	(0.33)	(0.40)	(1.04)	14.88	(2.05)	2,860,651	25		0.16	0.16	2.43
12/31/14		16.79	0.21	0.11	0.32	(0.26)	(0.20)	16.65	1.86	3,292,344	45		0.16	0.16	1.21

Class I
06/30/19		16.13	0.01	1.64	1.65	—	—	17.78	10.23	973	13		0.16	0.16	0.16
12/31/18		17.15	0.25	(1.27)	(1.02)	—	—	16.13	(5.95)	1,024	33		0.16	0.16	1.46
12/31/17	‡‡	16.63	(0.01)	0.53	0.52	—	—	17.15	3.13	115	153	(h)	0.17	0.17	(0.17)

‡‡	Effective September 25, 2017, Class I shares were offered by the Fund.
(a)	Annualized for periods less than one year.
(b)	Ratios of net investment income and expenses to average net assets do not include the impact of the Underlying Funds' expenses.
(c)	Calculated using the average shares method.
(d)
Total return assumes reinvestment of all distributions for the period. Total return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges and if it did performance would be lower.

(e)
Portfolio turnover is not annualized for periods of less than one year. Portfolio turnover for the funds of funds is based on the funds of funds' purchases and sales of the Underlying Funds. Portfolio turnover is calculated on the basis of the Fund as a whole, without distinguishing between the classes of shares issued.

(f)
The expenses or expense waivers for certain Funds' Class I shares were $0.00 for one or more days during certain periods and this was a result of the net assets for the respective Class being below a level to generate an expense allocation greater than $0.005 for that day. Additionally, the expenses or expense waivers for certain Funds' Class I shares were $0.01 for one or more days during certain periods and this was a result of the net assets for the respective Class being at a level to generate an expense allocation between $0.005 and $0.01 for that day and rounded to $0.01. As a result, the ratios of net and total expenses to average net assets during the period for Class I shares can be less than or more than the anticipated ratios of net and total expenses to average net assets depending on the net assets that Class I shares acquired during the period.

(g)
Prior to September 25, 2017, the Fund did not charge a 12b-1 fee. The shareholders investing in a Fund of Funds indirectly bore any 12b-1 fees incurred by the Class A shares or regular shares, as applicable of each Underlying Fund. Effective September 25, 2017, the Fund began to charge a Rule 12b-1 fee at a maximum annual rate of 0.30% of the average daily net assets of the Class A shares. At this time, the investment in each Underlying Fund was sold from Class A shares and purchased into Class I shares which do not charge a 12b-1 fee.

(h)
Portfolio turnover includes the purchase and sale in each Underlying Fund which was sold from Class A shares and purchased into Class I shares effective September 25, 2017. The Acquired Fund’s portfolio turnover not including the purchase and sale of each Underlying Fund was 47%.

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Jackson Variable Series Trust – Acquiring Fund

Financial Highlights

For a Share Outstanding

The information as of June 30, 2019 has not been audited.

			Increase (decrease) from investment operations			Distributions from				Supplemental data			Ratios(a)(b)
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)(c)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)(d)	Net assets, end of period (in thousands)($)	Portfolio turnover (%)(e)		Net expenses to average net assets(%)(f)	Total expenses to average net assets(%)(f)	Net investment income (loss) to average net assets(%)
JNL Moderate Allocation Fund (Acquiring Fund)(g)
Class A
06/30/19		12.51	(0.03)	1.41	1.38	—	—	13.89	11.03	557,870	11		0.48	0.49	(0.48)
12/31/18		13.16	0.13	(0.78)	(0.65)	—	—	12.51	(4.94)	492,913	31		0.49	0.50	0.99
12/31/17		11.91	0.12	1.13	1.25	—	—	13.16	10.50	480,115	137	(h)	0.31	0.31	0.95
12/31/16		11.32	0.09	0.50	0.59	—	—	11.91	5.21	447,357	42		0.22	0.22	0.82
12/31/15		11.91	0.21	(0.36)	(0.15)	(0.18)	(0.26)	11.32	(1.33)	428,424	93		0.23	0.23	1.79
12/31/14		11.77	0.12	0.32	0.44	(0.08)	(0.22)	11.91	3.71	357,957	32		0.27	0.27	1.02

Class I
06/30/19		12.55	(0.01)	1.42	1.41	—	—	13.96	11.24	3,206	11		0.18	0.19	(0.18)
12/31/18		13.17	0.25	(0.87)	(0.62)	—	—	12.55	(4.71)	2,621	31		0.19	0.20	1.94
12/31/17	‡‡	12.88	(0.01)	0.30	0.29	—	—	13.17	2.25	552	137	(h)	0.25	0.25	(0.25)

‡‡	Effective September 25, 2017, Class I shares were offered by the Fund.
(a)	Annualized for periods less than one year.
(b)	Ratios of net investment income and expenses to average net assets do not include the impact of each Underlying Funds' expenses.
(c)	Calculated using the average shares method.
(d)
Total return assumes reinvestment of all distributions for the period. Total return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges and if it did performance would be lower.

(e)
Portfolio turnover is not annualized for periods of less than one year. Portfolio turnover for the funds of funds is based on the funds of funds' purchases and sales of the Underlying Funds. Portfolio turnover is calculated on the basis of the Fund as a whole, without distinguishing between the classes of shares issued.

(f)
The expenses or expense waivers for certain Funds' Class I shares were $0.00 for one or more days during certain periods and this was a result of the net assets for the respective Class being below a level to generate an expense allocation greater than $0.005 for that day. Additionally, the expenses or expense waivers for certain Funds' Class I shares were $0.01 for one or more days during certain periods and this was a result of the net assets for the respective Class being at a level to generate an expense allocation between $0.005 and $0.01 for that day and rounded to $0.01. As a result, the ratios of net and total expenses to average net assets during the period for Class I shares can be less than or more than the anticipated ratios of net and total expenses to average net assets depending on the net assets that Class I shares acquired during the period.

(g)
Prior to September 25, 2017, the Fund did not charge a 12b-1 fee. The shareholders investing in a Fund of Funds indirectly bore any 12b-1 fees incurred by the Class A shares or regular shares, as applicable of each Underlying Fund. Effective September 25, 2017, the Fund began to charge a Rule 12b-1 fee at a maximum annual rate of 0.30% of the average daily net assets of the Class A shares. At this time, the investment in each Underlying Fund was sold from Class A shares and purchased into Class I shares which do not charge a 12b-1 fee.

(h)
Portfolio turnover includes the purchase and sale in each Underlying Fund which was sold from Class A shares and purchased into Class I shares effective September 25, 2017. The Acquiring Fund’s portfolio turnover not including the purchase and sale of each Underlying Fund was 48%.

24

OUTSTANDING  SHARES AND PRINCIPAL SHAREHOLDERS

As of January 31, 2020, the Trustees and officers of the Trust, as a group, beneficially owned less than 1% of the outstanding shares of the Acquired Fund.

Because the shares of the Funds are sold only to the separate accounts of the Insurance Companies, certain funds of the JNLST and JVST organized as funds-of-funds, and certain non-qualified retirement plans, the Insurance Companies, through the Separate Accounts which hold shares in the JNLST and JVST as funding vehicles for the Contracts and certain retirement plans, are the owners of record of substantially all of the shares of the JNLST and JVST. In addition, Jackson National, through its general account, is the beneficial owner of shares in certain of the Funds, in some cases representing the initial capital contributed at the inception of a Fund, and in other cases representing investments made for other corporate purposes. The table below shows the number of outstanding shares of the Acquired Fund as of January 31, 2020.

Fund	Total Number of Outstanding Shares
Alt 50 Fund (Class A)	117,723,656.671
Alt 50 Fund (Class I)	66,681.669

As of January 31, 2020, no person(s) owned 5% or more of the shares of the Acquired Fund either beneficially or of record.

*              *              *              *              *

25

APPENDIX A

PLAN OF REORGANIZATION

JNL SERIES TRUST

JNL Institutional Alt 50 Fund

JACKSON VARIABLE SERIES TRUST

JNL Moderate Allocation Fund

This Plan of Reorganization has been entered into on April 24, 2020, by JNL SERIES TRUST (“JNLST”), a Massachusetts business trust, on behalf of its JNL Institutional Alt 50 Fund (the “Acquired Fund”), and JACKSON VARIABLE SERIES TRUST (“JVST”), a Massachusetts business trust, on behalf of its JNL MODERATE ALLOCATION FUND (the “Acquiring Fund”).

WHEREAS, JNLST and JVST are both registered with the U.S. Securities and Exchange Commission in accord with the provisions of the Investment Company Act of 1940, as amended (the “1940 Act”), each as an open-end management investment company, and each has established several separate series of shares (“funds”), with each fund having its own assets and investment policies;

WHEREAS, JNLST’s Board of Trustees, including a majority of the Trustees who are not interested persons of JNLST, has determined that participation in the transaction described herein is in the best interests of the Acquired Fund, and that the interests of the existing shareholders of the Acquired Fund will not be diluted as a result of the transaction described herein;

WHEREAS, JVST’s Board of Trustees, including a majority of the Trustees who are not interested persons of JVST, has determined that the transaction described herein is in the best interests of the Acquiring Fund, and that the interests of the existing shareholders of the Acquiring Fund will not be diluted as a result of the transaction described herein;

WHEREAS, Article II, Section 2.1 of JNLST’s Amended and Restated Declaration of Trust, dated September 25, 2017 (the “JNLST Declaration of Trust”), authorizes the Board of Trustees to conduct the business of JNLST and carry on its operations;

WHEREAS, Article II, Section 2.1 of JVST’s Amended and Restated Declaration of Trust, dated April 27, 2015, as amended September 25, 2017 (the “JVST Declaration of Trust”), authorizes the Board of Trustees to conduct the business of JVST and carry on its operations;

WHEREAS, JNLST’s Board of Trustees, including a majority of the Trustees who are not interested persons of JNLST, has approved the reorganization of the Acquired Fund with and into the Acquiring Fund (the “Reorganization”); and

WHEREAS, JVST’s Board of Trustees, including a majority of the Trustees who are not interested persons of JVST, has approved the Reorganization.

NOW, THEREFORE, all the assets, liabilities, and interests of the Acquired Fund shall be transferred on the Closing Date to the Acquiring Fund, as described below; provided that JNLST’s Board of Trustees or JVST’s Board of Trustees may terminate this Plan of Reorganization at or prior to the Closing Date:

1.

The Closing Date shall be April 24, 2020, or if the New York Stock Exchange or another primary trading market for portfolio securities of the Acquired Fund or the Acquiring Fund (each, an “Exchange”) is closed to trading or trading thereon is restricted, or trading or the reporting of trading on an Exchange or elsewhere is disrupted so that, in the judgment of either JNLST’s Board of Trustees or JVST’s Board of Trustees, accurate appraisal of the value of either the Acquired Fund’s or the Acquiring Fund’s net assets and/or the net asset value per share of Acquiring Fund shares is impracticable, the Closing Date shall be postponed until the first business day after the day when such trading has been fully resumed and such reporting has been restored;

A- 1

2.

The obligations of the Acquired Fund and the Acquiring Fund to complete the transaction described herein shall be subject to receipt by the Acquired Fund and the Acquiring Fund of an opinion of Ropes & Gray LLP dated on the Closing Date (which opinion will be subject to certain qualifications) satisfactory to both parties substantially to the effect that, for U.S. federal income tax purposes, on the basis of the existing provisions of the Internal Revenue Code of 1986, as amended (the “Code”), Treasury regulations promulgated thereunder, current administrative rules, and court decisions, and assuming, among other assumptions, that the variable annuity contracts or variable life insurance policies funded by insurance company separate accounts that hold shares of the Funds (for purposes of this paragraph, each a “contract” and collectively, the “contracts”) and the insurance companies issuing the contracts are properly structured under Subchapter L of the Code, the Reorganization will not be a taxable event for contract owners (the “Tax Opinion”). The Tax Opinion will be based on certain factual certifications made by officers of JNLST and JVST, on behalf of each Fund and will also be based on reasonable assumptions. The Tax Opinion may state that it is not a guarantee that the tax consequences of the Reorganization will be as described above, and that there is no assurance that the Internal Revenue Service or a court would agree with the opinion.

3.

On or before the Closing Date, and before effecting the Reorganization described herein, JVST shall have received a satisfactory written opinion of legal counsel as to such transaction that the securities to be issued in connection with such transaction have been duly authorized and, when issued in accordance with this Plan of Reorganization, will have been validly issued and fully paid and will be non-assessable by JVST on behalf of the Acquiring Fund.

4.

In exchange for all of its shares of the Acquired Fund, each shareholder of such Acquired Fund shall receive a number of shares, including fractional shares, of the corresponding share class of the Acquiring Fund equal in dollar value to the number of whole and fractional shares that such shareholder owns in such Acquired Fund. Each shareholder of such Acquired Fund shall thereupon become a shareholder of the Acquiring Fund.

5.

For purposes of this transaction, the value of the shares of the Acquiring Fund and the Acquired Fund shall be determined as of 4:00 p.m., Eastern Time, on the Closing Date. Those valuations shall be made in the usual manner as provided in the relevant prospectus of JNLST and JVST.

6.

Upon completion of the foregoing transaction (and, notwithstanding anything to the contrary herein, within 24 months of the date hereof), the Acquired Fund shall be terminated and no further shares shall be issued by it. The classes of JNLST’s shares representing such Acquired Fund shall thereupon be closed and the shares previously authorized for those classes shall be reclassified by the JNLST Board of Trustees. JNLST’s Board of Trustees and management of the Trust shall take whatever actions may be necessary under Massachusetts law and the 1940 Act to effect the termination of the Acquired Fund.

7.

The costs and expenses associated with the Reorganization relating to preparing, filing, printing and mailing of related disclosure documents, and the costs and expenses related to the preparation of the tax opinion and obtaining a consent of independent registered public accounting firm will be borne by Jackson National Asset Management, LLC (“JNAM”) whether or not the Reorganization is consummated . No sales or other charges will be imposed on contract owners in connection with the Reorganization. The legal expenses associated with the Reorganization, including the legal fees incurred in connection with the analysis under the Code of the tax treatment of this transaction, as well as the costs associated with the preparation of the tax opinion, will also be borne by JNAM.

A copy of each of the JNLST Declaration of Trust and the JVST Declaration of Trust is on file with the Secretary of the Commonwealth of Massachusetts. Notice is hereby given that this instrument is executed on behalf of the Trustees as Trustees, and is not binding on any of the Trustees, officers, or shareholders of JNLST or JVST individually, but only binding on the assets and properties of the Acquired Fund or the Acquiring Fund, respectively.

A- 2

IN WITNESS WHEREOF, JNLST, on behalf of the Acquired Fund, and JVST, on behalf of the Acquiring Fund, have caused this Plan of Reorganization to be executed and attested in the City of Chicago, State of Illinois, on the date first written above.

JNL SERIES TRUST

By:
Mark D. Nerud, Trustee, President, and Chief Executive Officer

Attest:
Susan S. Rhee, Vice President, Chief Legal Officer, and Secretary

JACKSON VARIABLE SERIES TRUST

By:
Mark D. Nerud, Trustee, President, and Chief Executive Officer

Attest:
Susan S. Rhee, Vice President, Chief Legal Officer, and Secretary

A- 3

APPENDIX B

More Information on Strategies and Risk Factors

Acquired Fund

JNL Institutional Alt 50 Fund

Class A

Class I

Investment Objectives. The investment objective of the Fund is long-term growth of capital and income through investment in other funds.

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in Class I shares of a diversified group of other Funds (“Underlying Funds”). The Fund allocates a percentage of its assets to “Traditional” and “Non-Traditional” investment categories represented by the Underlying Funds. The Fund allocates approximately 50% of its assets to Traditional investment categories creating a “Core” component of its portfolio. The Fund then allocates approximately 50% of its assets to Non-Traditional investment categories creating an “Alt” component of its portfolio. The Adviser considers the Alternative Assets, Alternative Strategies and Risk Management investment categories to be non-traditional, and all others to be traditional. Among the traditional investment categories, the Fund typically allocates approximately 0%-40% of its assets in Underlying Funds investing in fixed-income securities and 10%-50% of its assets in Underlying Funds investing in equity securities.

In order to meet its investment objective, the Fund may allocate to Underlying Funds designed to passively track an index. The Fund may allocate to Underlying Funds that gain exposure to the commodity markets and commodity related instruments by investing, directly or indirectly, in futures contracts on individual commodities and other commodity-linked derivative instruments. Some of the Underlying Funds, particularly those classified as Alternative Strategies, may utilize a significant amount of derivatives in order to execute their investment strategy. Some of the Underlying Funds, particularly those classified as Fixed Income or Alternative Strategies, may hold a significant amount of junk bonds and/or leveraged loans in order to execute their investment strategy.

Traditional investment categories include, but are not limited to:

●	Domestic/Global Equity
●	Domestic/Global Fixed-Income
●	International
●	International Fixed-Income
●	Sector
●	Specialty
●	Tactical Management

Non-Traditional investment categories include, but are not limited to:

●	Alternative Assets
●	Alternative Strategies
●	Risk Management

For the Fund, among the considerations that JNAM uses to determine specific strategic percentage allocations to any particular Underlying Fund are long-term market and economic conditions, historical performance of each Underlying Fund, expected long term performance of each Underlying Fund based on quantitative and qualitative investment analysis, as well as diversification to control overall portfolio risk exposure. Allocations are periodically reviewed and may be revised, based on changing market and economic conditions that may affect specific Underlying Funds or investment categories.

Generally, any changes among investment categories will be within a range of plus or minus 10 percentage points per investment category per quarter; however, JNAM may at times make larger allocation changes if it believes market conditions warrant a larger change. Allocations are based not only on past investment category performance but more importantly on future risk/return expectations. JNAM reserves the right to replace Underlying Funds or other securities in its asset allocation model at any time.

B- 1

The Adviser may change the Underlying Funds in which the Fund invests from time to time at its discretion without notice or shareholder approval. Therefore, the Fund may invest in Underlying Funds that are not listed in the statutory prospectus.

The Adviser considers the Underlying Funds in the Domestic/Global Fixed-Income and International Fixed-Income investment categories to be funds that invest primarily in fixed-income securities, and the Underlying Funds in the Domestic/Global Equity, International, Sector, and Specialty investment categories to be funds that invest primarily in equity securities. The Underlying Funds in the Risk Management and Tactical Management investment categories include funds that can invest in a variety of asset classes in various proportions, may take measures to manage risk and/or adapt to prevailing market conditions and may have significant exposure to both fixed-income and equity securities. To the extent the Fund invests in one of these Underlying Funds, the Fund’s exposure to fixed-income securities and equity securities will be allocated according to the Underlying Fund’s relative exposure to these asset classes. The Adviser considers the Underlying Funds in the Alternative Assets and Alternative Strategies investment categories to be funds that invest primarily in alternative assets and employ alternative strategies.

Because the Fund invests exclusively in the Underlying Funds, you should look elsewhere in the respective Prospectus for the JNL Series Trust, JNL Variable Fund LLC, JNL Investors Series Trust or Jackson Variable Series Trust for the particular information and the risks related to the Underlying Funds.

B- 2

The following charts list the Underlying Funds available for investment as of the date of this Prospectus:

Domestic/Global Equity	Domestic/Global Fixed-Income

Jackson Variable Series Trust	Jackson Variable Series Trust
JNL/DFA U.S. Small Cap Fund	JNL/DoubleLine® Total Return Fund
JNL/Mellon Equity Income Fund	JNL/PIMCO Investment Grade Credit Bond Fund
JNL/The London Company Focused U.S. Equity Fund
JNL/T. Rowe Price Capital Appreciation Fund	JNL Series Trust
JNL/Crescent High Income Fund
JNL Series Trust _	JNL/DoubleLine® Core Fixed Income Fund
JNL Multi-Manager Mid Cap Fund	JNL/Fidelity Institutional Asset Management® Total Bond Fund
JNL Multi-Manager Small Cap Growth Fund	JNL/Franklin Templeton Global Multisector Bond Fund
JNL Multi-Manager Small Cap Value Fund	JNL/JPMorgan U.S. Government & Quality Bond Fund
JNL/AQR Large Cap Defensive Style Fund	JNL/Mellon Bond Index Fund
JNL/BlackRock Large Cap Select Growth Fund	JNL/Neuberger Berman Strategic Income Fund
JNL/ClearBridge Large Cap Growth Fund	JNL/PIMCO Income Fund
JNL/DFA U.S. Core Equity Fund	JNL/PIMCO Real Return Fund
JNL/Franklin Templeton Global Fund	JNL/PPM America Floating Rate Income Fund
JNL/Franklin Templeton Income Fund	JNL/PPM America High Yield Bond Fund
JNL/Franklin Templeton Mutual Shares Fund	JNL/PPM America Total Return Fund
JNL/Harris Oakmark Global Equity Fund	JNL/Scout Unconstrained Bond Fund
JNL/Invesco Diversified Dividend Fund	JNL/T. Rowe Price Short-Term Bond Fund
JNL/Invesco Small Cap Growth Fund	JNL/WMC Government Money Market Fund
JNL/JPMorgan MidCap Growth Fund
JNL/Loomis Sayles Global Growth Fund	JNL Investors Series Trust
JNL/Mellon MSCI KLD 400 Social Index Fund	JNL/PPM America Low Duration Bond Fund
JNL/Mellon S&P 1500 Growth Index Fund
JNL/Mellon S&P 1500 Value Index Fund	_ International Fixed-Income
JNL/Mellon S&P 500 Index Fund
JNL/Mellon S&P 400 MidCap Index Fund	JNL Series Trust
JNL/Mellon Small Cap Index Fund	JNL/DoubleLine® Emerging Markets Fixed Income Fund
JNL/MFS Mid Cap Value Fund	JNL/Goldman Sachs Emerging Markets Debt Fund
JNL/Oppenheimer Global Growth Fund
JNL/PPM America Mid Cap Value Fund	International _
JNL/PPM America Value Equity Fund
JNL/RAFI® Fundamental U.S. Small Cap Fund	Jackson Variable Series Trust
JNL/RAFI® Multi-Factor U.S. Equity Fund	JNL/Lazard International Strategic Equity Fund
JNL/T. Rowe Price Established Growth Fund	JNL/WCM Focused International Equity Fund
JNL/T. Rowe Price Mid-Cap Growth Fund
JNL/T. Rowe Price Value Fund	JNL Series Trust
JNL/WMC Balanced Fund	JNL Multi-Manager International Small Cap Fund
JNL/WMC Value Fund	JNL/BlackRock Advantage International Fund
JNL/S&P Competitive Advantage Fund	JNL/Causeway International Value Select Fund
JNL/S&P Dividend Income & Growth Fund	JNL/DFA International Core Equity Fund
JNL/S&P Intrinsic Value Fund	JNL/Franklin Templeton International Small Cap Fund
JNL/S&P Total Yield Fund	JNL/GQG Emerging Markets Equity Fund
JNL/Invesco China-India Fund
JNL Variable Fund LLC _	JNL/Invesco International Growth Fund
JNL/Mellon DowSM Index Fund	JNL/Lazard Emerging Markets Fund
JNL/Mellon MSCI World Index Fund	JNL/Mellon Emerging Markets Index Fund
JNL/Mellon International Index Fund
Risk Management	JNL/Oppenheimer Emerging Markets Innovator Fund
JNL/RAFI® Fundamental Asia Developed Fund
JNL Series Trust	JNL/RAFI® Fundamental Europe Fund
JNL/T. Rowe Price Managed Volatility Balanced Fund

B- 3

Sector	Tactical Management

JNL Series Trust	JNL Series Trust
JNL/Mellon Consumer Staples Sector Fund	JNL/BlackRock Global Allocation Fund
JNL/Mellon Industrials Sector Fund	JNL/FPA + DoubleLine® Flexible Allocation Fund
JNL/Mellon Materials Sector Fund	JNL/Franklin Templeton Growth Allocation Fund
JNL/Mellon Real Estate Sector Fund	JNL/JPMorgan Global Allocation Fund
JNL/Mellon Utilities Sector Fund
Specialty
JNL Variable Fund LLC
JNL/Mellon Communication Services Sector Fund	JNL Series Trust
JNL/Mellon Consumer Discretionary Sector Fund	JNL/DoubleLine® Shiller Enhanced CAPE® Fund
JNL/Mellon Energy Sector Fund	JNL/Morningstar Wide Moat Index Fund
JNL/Mellon Financial Sector Fund	JNL/S&P International 5 Fund
JNL/Mellon Healthcare Sector Fund	JNL/S&P Mid 3 Fund
JNL/Mellon Information Technology Sector Fund
JNL Variable Fund LLC
Alternative Strategies	JNL/Mellon Nasdaq® 100 Index Fund

Jackson Variable Series Trust	Alternative Assets
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund
JNL/FAMCO Flex Core Covered Call Fund	_ Jackson Variable Series Trust
JNL/Neuberger Berman Currency Fund	JNL/Neuberger Berman Commodity Strategy Fund
JNL/Nicholas Convertible Arbitrage Fund	JNL/VanEck International Gold Fund

JNL Series Trust	JNL Series Trust
JNL Multi-Manager Alternative Fund	JNL/BlackRock Global Natural Resources Fund
JNL/AQR Large Cap Relaxed Constraint Equity Fund	JNL/First State Global Infrastructure Fund
JNL/AQR Managed Futures Strategy Fund	JNL/Heitman U.S. Focused Real Estate Fund
JNL/Boston Partners Global Long Short Equity Fund	JNL/Invesco Global Real Estate Fund
JNL/JPMorgan Hedged Equity Fund
JNL/Westchester Capital Event Driven Fund

The Fund seeks to achieve long-term growth of capital through its investments in Underlying Funds that invest primarily in equity and fixed-income securities. These investments may include Funds that invest in both domestic and international stocks of large established companies as well as those Underlying Funds that invest in stocks of smaller companies with above-average growth potential.

These investments may also include Underlying Funds that invest in fixed-income securities including bonds of U.S. issuers as well as foreign bonds denominated in currencies other than U.S. dollars. The Fund may also invest in Underlying Funds that invest exclusively in investment-grade securities, as well as Underlying Funds that invest in high-yield, high-risk bonds, commonly referred to as “junk bonds.”

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments. As a managed portfolio, the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Adviser's investment techniques otherwise failing to achieve the Fund’s investment objective. The principal risks of investing in the Fund include:

●	Allocation risk
●	Underlying funds risk
●	Market risk
●	Equity securities risk
●	Mid-capitalization and small-capitalization investing risk
●	Fixed-income risk

B- 4

●	Interest rate risk
●	Credit risk
●	Emerging markets and less developed countries risk
●	High-yield bonds, lower-rated bonds, and unrated securities risk
●	Investment in other investment companies risk
●	Foreign regulatory risk

Please see the “Glossary of Risks” section at the end of Appendix B for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the Fund’s Statement of Additional Information.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

●	Commodity risk
●	Currency risk
●	Cybersecurity risk
●	Derivatives risk
●	Expense risk
●	Investment strategy risk
●	Liquidity risk
●	Real estate investment risk
●	Redemption risk
●	Regulatory investment limits risk
●	Securities lending risk
●	Settlement risk
●	Short sales risk
●	Temporary defensive positions and large cash positions risk
●	Portfolio turnover risk

These and other risks associated with the Underlying Funds are described elsewhere in the prospectus. Since the Fund concentrates its investments in shares of the Underlying Funds, its performance is directly related to the ability of the Underlying Funds to meet their respective investment objectives, as well as JNAM’s allocation among the Underlying Funds. The Fund’s exposure to each category of risk varies as a result of changes in its percentage allocations to Underlying Funds that invest primarily in equity, fixed-income or money market securities. To the extent that the Fund has a higher percentage of investments in non-traditional investment categories, the Fund may incur more risk. Many of the Underlying Funds are classified as alternative investment funds and invest in non-traditional investment categories. Because the JNL Institutional Alt 50 Fund invests in a higher percentage of investments in non-traditional investment categories, this Fund may incur more risk than the JNL Institutional Alt 25 Fund.

Please see the “Glossary of Risks” section at the end of Appendix B for a description of these risks.

In addition, the performance of the Fund depends on the Underlying Funds' sub-advisers' abilities to effectively implement the investment strategies of the Underlying Funds.

The Fund’s Statement of Additional Information has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to it.

B- 5

Acquiring Fund

JNL Moderate Allocation Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is to seek a balance between the generation of income and the long-term growth of capital through investment in other funds (the “Underlying Funds”).

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in Class I shares of a diversified group of Underlying Funds. The Underlying Funds in which the Fund may invest each are a separate series of the Jackson Variable Series Trust, JNL Series Trust, JNL Variable Fund LLC, or JNL Investors Series Trust. Not all Funds of the Jackson Variable Series Trust, JNL Series Trust, JNL Variable Fund LLC, or JNL Investors Series Trust are available as Underlying Funds. Under normal circumstances, the Fund allocates approximately 20% to 60% of its assets to Underlying Funds that invest primarily in equity securities, 40% to 80% to Underlying Funds that invest primarily in fixed-income securities and 0% to 20% of its assets to Underlying Funds that invest primarily in money market securities.

In determining allocations to any particular Underlying Fund, Jackson National Asset Management, LLC, the Fund’s investment adviser (“JNAM” or the “Adviser”) considers, among other things, long-term market and economic conditions, historical performance of each Underlying Fund, and expected long-term performance of each Underlying Fund, as well as diversification to control overall portfolio risk exposure. Allocations among the Underlying Funds are periodically reviewed and may be modestly revised, based on changing market and economic conditions that may affect specific Underlying Funds or asset classes.

Generally, any changes among asset classes will be strategic in nature within a modest range around the target allocation set for each Underlying Fund; however, the Adviser may at times make larger allocation changes if it believes market conditions warrant a larger change. Allocations are based not only on past asset class performance but on future risk/return expectations. The Adviser reserves the right to replace Underlying Funds or other securities in its asset allocation model at any time.

The Fund considers the Underlying Funds in the Domestic/Global Fixed Income and International Fixed Income investment categories to be funds that invest primarily in fixed income securities, and the Underlying Funds in the Domestic/Global Equity, International, Sector, and Specialty investment categories to be funds that invest primarily in equity securities. The Underlying Funds in the Risk Management and Tactical Management investment categories include funds that can invest in a variety of asset classes in various proportions, may take measures to manage risk and/or adapt to prevailing market conditions and may have significant exposure to both fixed income and equity securities. To the extent the Fund invests in one of these Underlying Funds, the Fund’s exposure to fixed income securities and equity securities will be allocated according to the Underlying Fund’s relative exposure to these asset classes. The Fund considers the Underlying Funds in the Alternative Assets and Alternative Strategies investment categories to be funds that invest primarily in alternative assets and employ alternative strategies.

Each Underlying Fund has its own investment objective and invests in certain types of securities or other assets in order to implement its investment strategy and seek to achieve its investment objective. Those types of securities or other assets include, but are not limited to: equity securities (such as common stock, preferred stock, and convertible securities), equity futures, equity swaps, currency forwards, currency futures, commodity futures and swaps, bond futures, fixed income swaps, interest rate swaps, and inflation swaps; U.S. and foreign government bonds, including inflation protected bonds (such as Treasury Inflation Protected Securities); bank loans; cash and cash equivalents, including but not limited to money market fund shares. These holdings can include investment exposure to both developed and emerging markets, and may be illiquid or thinly traded. Securities held by the Underlying Funds may be denominated in U.S. and/or non-U.S. currencies.

An Underlying Fund may be leveraged and therefore could be subject to a heightened risk of loss. The leverage involved in certain derivative transactions may result in an Underlying Fund’s net asset value being more sensitive to changes in the value of the related investment.

The Underlying Funds in which the Fund may invest may be changed from time to time at the discretion of the Adviser without notice or shareholder approval. Therefore, the Fund may invest in Underlying Funds that are not listed in the statutory prospectus.

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Because the Fund invests exclusively in the Underlying Funds, you should look elsewhere in the respective Prospectus for the Jackson Variable Series Trust, JNL Series Trust, JNL Variable Fund LLC, or JNL Investors Series Trust for the particular information and the risks related to the Underlying Funds.

The following charts list the Underlying Funds available for investment as of the date of this Prospectus:

Domestic/Global Equity	Domestic/Global Fixed-Income

Jackson Variable Series Trust	Jackson Variable Series Trust
JNL/DFA U.S. Small Cap Fund	JNL/DoubleLine® Total Return Fund
JNL/Mellon Equity Income Fund	JNL/PIMCO Investment Grade Credit Bond Fund
JNL/The London Company Focused U.S. Equity Fund
JNL/T. Rowe Price Capital Appreciation Fund	JNL Series Trust
JNL/Crescent High Income Fund
JNL Series Trust _	JNL/DoubleLine® Core Fixed Income Fund
JNL Multi-Manager Mid Cap Fund	JNL/Fidelity Institutional Asset Management® Total Bond Fund
JNL Multi-Manager Small Cap Growth Fund	JNL/Franklin Templeton Global Multisector Bond Fund
JNL Multi-Manager Small Cap Value Fund	JNL/JPMorgan U.S. Government & Quality Bond Fund
JNL/AQR Large Cap Defensive Style Fund	JNL/Mellon Bond Index Fund
JNL/BlackRock Large Cap Select Growth Fund	JNL/Neuberger Berman Strategic Income Fund
JNL/ClearBridge Large Cap Growth Fund	JNL/PIMCO Income Fund
JNL/DFA U.S. Core Equity Fund	JNL/PIMCO Real Return Fund
JNL/Franklin Templeton Global Fund	JNL/PPM America Floating Rate Income Fund
JNL/Franklin Templeton Income Fund	JNL/PPM America High Yield Bond Fund
JNL/Franklin Templeton Mutual Shares Fund	JNL/PPM America Total Return Fund
JNL/Harris Oakmark Global Equity Fund	JNL/Scout Unconstrained Bond Fund
JNL/Invesco Diversified Dividend Fund	JNL/T. Rowe Price Short-Term Bond Fund
JNL/Invesco Small Cap Growth Fund	JNL/WMC Government Money Market Fund
JNL/JPMorgan MidCap Growth Fund
JNL/Loomis Sayles Global Growth Fund	JNL Investors Series Trust
JNL/Mellon MSCI KLD 400 Social Index Fund	JNL/PPM America Low Duration Bond Fund
JNL/Mellon S&P 1500 Growth Index Fund
JNL/Mellon S&P 1500 Value Index Fund	_ International Fixed-Income
JNL/Mellon S&P 500 Index Fund
JNL/Mellon S&P 400 MidCap Index Fund	JNL Series Trust
JNL/Mellon Small Cap Index Fund	JNL/DoubleLine® Emerging Markets Fixed Income Fund
JNL/MFS Mid Cap Value Fund	JNL/Goldman Sachs Emerging Markets Debt Fund
JNL/Oppenheimer Global Growth Fund
JNL/PPM America Mid Cap Value Fund	International _
JNL/PPM America Value Equity Fund
JNL/RAFI® Fundamental U.S. Small Cap Fund	Jackson Variable Series Trust
JNL/RAFI® Multi-Factor U.S. Equity Fund	JNL/Lazard International Strategic Equity Fund
JNL/T. Rowe Price Established Growth Fund	JNL/WCM Focused International Equity Fund
JNL/T. Rowe Price Mid-Cap Growth Fund
JNL/T. Rowe Price Value Fund	JNL Series Trust
JNL/WMC Balanced Fund	JNL Multi-Manager International Small Cap Fund
JNL/WMC Value Fund	JNL/BlackRock Advantage International Fund
JNL/S&P Competitive Advantage Fund	JNL/Causeway International Value Select Fund
JNL/S&P Dividend Income & Growth Fund	JNL/DFA International Core Equity Fund
JNL/S&P Intrinsic Value Fund	JNL/Franklin Templeton International Small Cap Fund
JNL/S&P Total Yield Fund	JNL/GQG Emerging Markets Equity Fund
JNL/Invesco China-India Fund
JNL Variable Fund LLC _	JNL/Invesco International Growth Fund
JNL/Mellon DowSM Index Fund	JNL/Lazard Emerging Markets Fund
JNL/Mellon MSCI World Index Fund	JNL/Mellon Emerging Markets Index Fund
JNL/Mellon International Index Fund
Risk Management	JNL/Oppenheimer Emerging Markets Innovator Fund
JNL/RAFI® Fundamental Asia Developed Fund
JNL Series Trust	JNL/RAFI® Fundamental Europe Fund
JNL/T. Rowe Price Managed Volatility Balanced Fund

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Sector	Tactical Management

JNL Series Trust	JNL Series Trust
JNL/Mellon Consumer Staples Sector Fund	JNL/BlackRock Global Allocation Fund
JNL/Mellon Industrials Sector Fund	JNL/FPA + DoubleLine® Flexible Allocation Fund
JNL/Mellon Materials Sector Fund	JNL/Franklin Templeton Growth Allocation Fund
JNL/Mellon Real Estate Sector Fund	JNL/JPMorgan Global Allocation Fund
JNL/Mellon Utilities Sector Fund
Specialty _
JNL Variable Fund LLC
JNL/Mellon Communication Services Sector Fund	JNL Series Trust
JNL/Mellon Consumer Discretionary Sector Fund	JNL/DoubleLine® Shiller Enhanced CAPE® Fund
JNL/Mellon Energy Sector Fund	JNL/Morningstar Wide Moat Index Fund
JNL/Mellon Financial Sector Fund	JNL/S&P International 5 Fund
JNL/Mellon Healthcare Sector Fund	JNL/S&P Mid 3 Fund
JNL/Mellon Information Technology Sector Fund
JNL Variable Fund LLC
Alternative Strategies	JNL/Mellon Nasdaq® 100 Index Fund

Jackson Variable Series Trust	Alternative Assets
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund
JNL/FAMCO Flex Core Covered Call Fund	_ Jackson Variable Series Trust
JNL/Neuberger Berman Currency Fund	JNL/Neuberger Berman Commodity Strategy Fund
JNL/Nicholas Convertible Arbitrage Fund	JNL/VanEck International Gold Fund

JNL Series Trust	JNL Series Trust
JNL Multi-Manager Alternative Fund	JNL/BlackRock Global Natural Resources Fund
JNL/AQR Large Cap Relaxed Constraint Equity Fund	JNL/First State Global Infrastructure Fund
JNL/AQR Managed Futures Strategy Fund	JNL/Heitman U.S. Focused Real Estate Fund
JNL/Boston Partners Global Long Short Equity Fund	JNL/Invesco Global Real Estate Fund
JNL/JPMorgan Hedged Equity Fund
JNL/Westchester Capital Event Driven Fund

The Fund seeks to achieve the generation of income through its investment in Underlying Funds that invest in fixed income securities and other income generating securities or strategies, as well as dividend paying equity securities. Investments may include Underlying Funds that invest in fixed income securities, including bonds of U.S. issuers, as well as foreign bonds from developed and emerging markets that may be denominated in currencies other than the U.S. dollar. The Fund may also invest in Underlying Funds that invest exclusively in investment-grade securities as well as Underlying Funds that invest in high-yield, high-risk bonds, commonly referred to as “junk bonds.” Investments in Underlying Funds that invest in fixed income instruments are complemented by allocations to Underlying Funds that invest in both domestic and international dividend-paying, equity securities and real estate investment trusts.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments. As a managed portfolio, the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Adviser investment techniques otherwise failing to achieve the Fund’s investment objective. The principal risks of investing in the Fund include:

●	Allocation risk
●	Underlying funds risk
●	Market risk
●	Equity securities risk
●	Mid-capitalization and small-capitalization investing risk

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●	Fixed-income risk
●	Interest rate risk
●	Credit risk
●	Emerging markets and less developed countries risk
●	High-yield bonds, lower-rated bonds, and unrated securities risk
●	Investment in other investment companies risk
●	Foreign regulatory risk

Please see the “Glossary of Risks” section at the end of Appendix B for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the Fund’s Statement of Additional Information.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

●	Commodity risk
●	Currency risk
●	Cybersecurity risk
●	Derivatives risk
●	Expense risk
●	Investment strategy risk
●	Liquidity risk
●	Real estate investment risk
●	Redemption risk
●	Regulatory investment limits risk
●	Securities lending risk
●	Settlement risk
●	Short sales risk
●	Temporary defensive positions and large cash positions risk
●	Portfolio turnover risk

These and other risks associated with the Underlying Funds are described elsewhere in the prospectus. Since the Fund concentrates its investments in shares of the Underlying Funds, its performance is directly related to the ability of the Underlying Funds to meet their respective investment objectives, as well as JNAM’s allocation among the Underlying Funds. The Fund’s exposure to each category of risk varies as a result of changes in its percentage allocations to Underlying Funds that invest primarily in equity, fixed-income or money market securities. To the extent that the Fund has a higher percentage of investments in non-traditional investment categories, the Fund may incur more risk. Many of the Underlying Funds are classified as alternative investment funds and invest in non-traditional investment categories.

Please see the “Glossary of Risks” section at the end of Appendix B for a description of these risks.

In addition, the performance of the Fund depends on the Underlying Funds' sub-advisers' abilities to effectively implement the investment strategies of the Underlying Funds.

The Fund’s Statement of Additional Information has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to it.

Glossary of Risks

Allocation risk – The Fund’s ability to achieve its investment objective depends upon the investment manager’s analysis of such factors as macroeconomic trends, outlooks for various industries and asset class valuations and investment manager’s ability to select an appropriate mix of asset classes. The Fund is subject to the risk of changes in market, investment, and economic conditions, as well as the selection and percentages of allocations.

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Commodity risk – Commodity prices can be extremely volatile and may be directly or indirectly affected by many factors, including changes in overall market movements, real or perceived inflationary trends, commodity index volatility, changes in interest rates or currency exchange rates, population growth and changing demographics, and factors affecting a particular industry or commodity, such as drought, floods, or other weather conditions, livestock disease, trade embargoes, competition from substitute products, transportation bottlenecks or shortages, fluctuations in supply and demand, tariffs, and international regulatory, political, and economic developments (e.g., regime changes and changes in economic activity levels). In addition, some commodities are subject to limited pricing flexibility because of supply and demand factors, and others are subject to broad price fluctuations as a result of the volatility of prices for certain raw materials and the instability of supplies of other materials.

Actions of and changes in governments, and political and economic instability, in commodity-producing and commodity-exporting countries may affect the production and marketing of commodities. In addition, commodity-related industries throughout the world are subject to greater political, environmental, and other governmental regulation than many other industries. Changes in government policies and the need for regulatory approvals may adversely affect the products and services of companies in the commodities industries. The effect of future regulations affecting commodity-related industries cannot be predicted. Because of a Fund’s exposure to the commodities market, the value of the Fund may decline and fluctuate in a rapid and unpredictable manner.

Credit risk – The price of a debt security can decline in response to changes in the financial condition of the issuer, borrower, guarantor, counterparty, or other entity responsible for payment. The Fund could lose money if the issuer or guarantor of a fixed-income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Changes in an issuer’s financial strength, the market’s perception of the issuer’s financial strength or in a security’s credit rating, which reflects a third party’s assessment of the credit risk presented by a particular issuer, may affect debt securities’ value. When a fixed-income security is not rated, the Fund’s investment manager may have to assess the risk of the security itself. The Fund may incur substantial losses on debt securities that are inaccurately perceived to present a different amount of credit risk by the market, the investment manager or the rating agencies than such securities actually do. In addition, to the extent the Fund invests in municipal bonds, they are subject to the risk that litigation, legislation or other political events, local business or economic conditions, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest.

Currency risk – Investments in foreign currencies, securities that trade in or receive revenues in foreign currencies or derivatives that provide exposure to foreign currencies are subject to the risk that those currencies may decline in value, or, in the case of hedging positions, that the currency may decline in value relative to the currency being hedged. Currency exchange rates can be volatile and may be affected by a number of factors, such as the general economics of a country, the actions (or inaction) of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. The Fund accrues additional expenses when engaging in currency exchange transactions, and valuation of a Fund’s foreign securities may be subject to greater risk because both the price of the currency (relative to the U.S. dollar) and the price of the security may fluctuate with market and economic conditions. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.

Cybersecurity risk – Cyber attacks could disrupt daily operations related to trading and portfolio management. In addition, technology disruptions and cyber attacks may impact the operations or securities prices of an issuer or a group of issuers, and thus may have an adverse impact on the value of the Fund’s investments. Cyber attacks on securities markets or the financial services infrastructure could cause market volatility or the failure of critical financial services. Cyber attacks on a Fund’s Sub-Adviser(s) and service providers could cause business failures or delays in daily processing, and the Funds may not be able to issue a NAV per share. As a result, cyber attacks could impact the performance of the Funds.

Derivatives risk – Certain Funds may invest in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices. Derivatives can be highly volatile and may be subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. Derivatives also are subject to a number of risks described elsewhere in this section, such as leverage risk, liquidity risk, interest rate risk, market risk, counterparty risk, and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost. Certain derivatives transactions may subject the Fund to counterparty risk.

B- 10

The Fund’s investment manager must choose the correct derivatives exposure versus the underlying assets to be hedged or the income to be generated, in order to realize the desired results from the investment. The Fund’s investment manager must also correctly predict price, credit or their applicable movements, during the life of a derivative, with respect to the underlying asset in order to realize the desired results from the investment.

The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives. The value of derivatives may fluctuate more rapidly than other investments, which may increase the volatility of the Fund, depending on the nature and extent of the derivatives in the Fund’s portfolio.

If the Fund’s investment manager uses derivatives in attempting to manage or “hedge” the overall risk of the portfolio, the strategy might not be successful and the Fund may lose money. To the extent that the Fund is unable to close out a position because of market illiquidity or counterparty default, the Fund may not be able to prevent further losses of value in its derivatives holdings and the Fund’s liquidity may be impaired to the extent that it has a substantial portion of its otherwise liquid assets marked as segregated on its books to cover its obligations under such derivative instruments.

The Fund may also be required to take or make delivery of an underlying instrument that the manager would otherwise have attempted to avoid. Investors should bear in mind that, while a Fund may intend to use derivative strategies on a regular basis, it is not obligated to actively engage in these transactions, generally or in any particular kind of derivative, if the investment manager elects not to do so due to availability, cost or other factors.

The Fund’s use of derivative instruments may involve risks different from, or possibly greater than, the risks associated with investing directly in securities and other more traditional investments. Certain derivative transactions may have a leveraging effect on the Fund. For example, a small investment in a derivative instrument may have a significant impact on the Fund’s exposure to interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in a derivative instrument may cause an immediate and substantial loss or gain. The Fund may engage in such transactions regardless of whether the Fund owns the asset, instrument or components of the index underlying the derivative instrument. The Fund may invest a portion of its assets in these types of instruments, which could cause the Fund’s investment exposure to exceed the value of its portfolio securities and its investment performance could be affected by securities it does not own.

The U.S. Government has enacted legislation that provides for new regulation of the derivatives market, including clearing, margin, reporting, and registration requirements. The CFTC, SEC and other federal regulators have been tasked with developing the rules and regulations enacting the provisions of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”). While certain of the rules are effective, other rules are not yet final and/or effective, so its ultimate impact remains unclear. The Dodd-Frank Act substantially increased regulation of the over-the-counter derivatives market and participants in that market, imposing various requirements on transactions involving instruments that fall within the Dodd-Frank Act’s definition of “swap” and “security-based swap.” It is possible that government regulation of various types of derivative instruments could potentially limit or completely restrict the ability of a Fund to use these instruments as a part of its investment strategy, increase the costs of using these instruments or make them less effective. Limits or restrictions applicable to the counterparties with which a Fund engages in derivative transactions could also prevent a Fund from using these instruments or affect the pricing or other factors relating to these instruments, or may change availability of certain investments.

The CFTC and certain futures exchanges have established limits, referred to as “position limits,” on the maximum net long or net short positions which any person or entity may hold or control in particular options and futures contracts (and certain related swap positions). All positions owned or controlled by the same person or entity, even if in different accounts, may be aggregated for purposes of determining whether the applicable position limits have been exceeded and, as a result, the investment manager’s trading decisions may have to be modified or positions held by a Fund may have to be liquidated in order to avoid exceeding such limits. Even if the Fund does not intend to exceed applicable position limits, it is possible that different clients managed by the investment manager or its affiliates may be aggregated for this purpose. The modification of investment decisions or the elimination of open positions, if it occurs, may adversely affect the profitability of the Fund.

Under the Dodd-Frank Act, a Fund also may be subject to additional recordkeeping and reporting requirements. In addition, the tax treatment of certain derivatives, such as swaps, is unclear under current law and may be subject to future legislation, regulation or administrative pronouncements issued by the IRS. Other future regulatory developments may also impact a Fund’s ability to invest or remain invested in certain derivatives. Legislation or

B- 11

regulation may also change the way in which a Fund itself is regulated. The investment manager cannot predict the effects of any new governmental regulation that may be implemented or the ability of a Fund to use swaps or any other financial derivative product, and there can be no assurance that any new governmental regulation will not adversely affect a Fund’s ability to achieve its investment objective.

Emerging markets and less developed countries risk – Emerging market and less developed countries generally are located in Asia, the Middle East, Eastern Europe, Central and South America and Africa. Investments in, or exposure to, securities that are tied economically to emerging market and less developed countries are subject to all of the risks of investments in, or exposure to, foreign securities, generally to a greater extent than in developed markets, among other risks. Investments in securities that are tied economically to emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those in more advanced countries. The Fund also will be subject to the risk of adverse foreign currency rate fluctuations. Emerging market and less developed countries may also have economies that are predominantly based on only a few industries or dependent on revenues from particular commodities. There may be government policies that restrict investment by foreigners, greater government influence over the private sector, and a higher risk of a government taking private property in emerging and less developed countries. Moreover, economies of emerging market countries may be dependent upon international trade and may be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. As a result of these risks, investments in securities tied economically to emerging markets tend to be more volatile than investments in securities of developed countries.

Underdeveloped securities exchanges and low or nonexistent trading volume in securities of issuers may result in a lack of liquidity and in price volatility. A fund may not be able to sell such securities in a timely manner, and may receive less than the currently available market price when selling such emerging market securities. Emerging market countries often have less uniformity in accounting and reporting requirements and less reliable clearance and settlement, registration and custodial procedures, which could result in ownership registration being completely lost. Issuers in emerging markets typically are subject to greater risk of adverse changes in earnings and business prospects than are companies in developed markets. Loss may also result from the imposition of exchange controls, confiscations and other government restrictions, including confiscatory taxes on investment proceeds and other restrictions on the ability of foreign investors to withdraw their money at will, or from problems in security registration or settlement and custody. Investments in, or exposure to, emerging market securities may be more susceptible to investor sentiment than investments in developed countries. As a result, emerging market securities may be adversely affected by negative perceptions about an emerging market country’s stability and prospects for continued growth. The Fund will also be subject to the risk of negative foreign currency rate fluctuations. Investments in, or exposure to, emerging market securities tend to be more volatile than investments in developed countries.

Frontier market countries are emerging market countries that are considered to have the smallest, least mature and least liquid securities markets. Frontier market countries generally have smaller economies and less developed capital markets than traditional emerging markets, and, as a result, the risks of investing in emerging market countries are magnified in frontier market countries. The economies of frontier market countries are less correlated to global economic cycles than those of their more developed counterparts and their markets have low trading volumes, low security market capitalizations, and the potential for extreme price volatility and illiquidity. This volatility may be further heightened by the actions of a few major investors. For example, a substantial increase or decrease in cash flows of mutual funds investing in these markets could significantly affect local stock prices and, therefore, the price of Fund shares. These factors make investing in frontier market countries significantly riskier than in other countries and any one of them could cause the price of the Fund’s shares to decline.

Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

B- 12

Expense risk – Fund expenses are subject to a variety of factors, including fluctuations in the Fund’s net assets. Accordingly, actual expenses may be greater or less than those indicated in the Fund’s Prospectus. For example, to the extent that the Fund’s net assets decrease due to market declines or redemptions, the Fund’s expenses will increase as a percentage of Fund net assets. During periods of high market volatility, these increases in the Fund’s expense ratio could be significant.

Fixed-income risk – The price of fixed-income securities responds to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers. Rising interest rates generally will cause the price of bonds and other fixed-income debt securities to fall. In addition, falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the Fund having to reinvest the proceeds in lower yielding securities. Longer maturity fixed-income securities may be subject to greater price fluctuations than shorter maturity fixed-income securities. Bonds and other fixed-income debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a fixed income security will fail to make timely payments of principal or interest and the security will go into default. The Fund may be subject to a greater risk of rising interest rates in periods of historically low rates.

Foreign regulatory risk – The Adviser is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America or with the Prudential Assurance Company, a subsidiary of M&G plc, a company incorporated in the United Kingdom. Through its ownership structure, the Adviser has a number of global financial industry affiliates. As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities. Additionally, the Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.

Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales. These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.

High-yield bonds, lower-rated bonds, and unrated securities risk – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies. Junk bonds typically have a higher yield to compensate for a greater risk that the issuer might not make its interest and principal payments. As a result, an investment in junk bonds is considered speculative. An unanticipated default would result in a reduction in income and a decline in the market value of the related securities. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to service principal and interest payment obligations, to meet projected business goals and to obtain additional financing. The market prices of junk bonds are generally less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic or political changes, or individual developments specific to the issuer. Periods of economic or political uncertainty and change can be expected to result in price volatility. High-yield bonds may be subject to liquidity risk, and the Fund may not be able to sell a high-yield bond at the price at which it is currently valued. The credit rating of a below investment grade security does not necessarily address its market value risk and may not reflect its actual credit risk. Ratings and market value may change from time to time, positively or negatively, to reflect new developments regarding the issuer.

Interest rate risk – When interest rates increase, fixed-income securities generally will decline in value. Conversely, as interest rates decrease, the prices of fixed income securities tend to increase. In a low interest rate environment, an increase in interest rates could have a negative impact on the price of fixed income securities, and could negatively impact a Fund’s portfolio of fixed income securities. Long-term fixed income securities normally have more price volatility than short-term fixed income securities. The value of certain equity investments, such as utilities and real estate-related securities, may also be sensitive to interest rate changes. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Inflation-indexed securities, including TIPS, decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than normal interest rates, inflation-indexed securities may experience greater losses than other fixed income securities with similar durations.

Floating rate investments have adjustable interest rates and as a result, generally fluctuate less in response to interest rate changes than will fixed-rate investments. However, because floating rates generally only reset periodically, changes in prevailing interest rates may cause a fluctuation in a Fund’s value. In addition, extreme increases in prevailing interest rates may cause an increase in defaults on floating rate investments, which may cause a further

B- 13

decline in a Fund’s value. Finally, a decrease in interest rates could adversely affect the income earned by the Fund from its floating rate debt securities.

At times, when interest rates in the United States are at or near historic lows, a Fund may face increased exposure to risks associated with rising interest rates.

Investment in other investment companies risk – As with other investments, investments in other investment companies are subject to market and selection risk. In addition, if the Fund acquires shares of investment companies, including ones affiliated with the Fund, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies in which the Fund invests. To the extent that shares of the Fund are held by an affiliated fund, the ability of the Fund itself to invest in other investment companies may be limited.

Investment strategy risk – The investment manager uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the investment manager in accordance with these investment strategies may not produce the returns the investment manager expected, and may cause the Fund’s shares to decline in value or may cause the Fund to underperform other funds with similar investment objectives.

Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly traded securities) may reduce returns if the Fund is unable to sell the securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. An “illiquid investment” is defined as an investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven (7) calendar days or less without the sale or disposition significantly changing the market value of the investment. Liquidity risk arises, for example, from small average trading volumes, trading restrictions, or temporary suspensions of trading. In times of market volatility, certain securities or classes of securities may become illiquid. Government or regulatory actions may decrease market liquidity, and the liquidity for certain securities. Small-capitalization companies and companies domiciled in emerging markets pose greater liquidity and price volatility risks. Certain securities that were liquid when purchased may later become illiquid or less liquid, particularly in times of overall economic distress. Illiquid securities may also be difficult to value, may be required to be fair valued according to the valuation procedures approved by the Board, and may reflect a discount, which may be significant, from the market price of comparable securities for which a liquid market exists. Liquidity risk may also refer to the risk that the Fund will not be able to meet requests to redeem shares issued by a Fund without significant dilution of remaining investors’ interests in the Fund because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions. In addition, although the fixed-income securities markets have grown significantly in the last few decades, regulations and business practices have led some financial intermediaries to curtail their capacity to engage in trading (i.e., “market making”) activities for certain debt securities. As a result, dealer inventories of fixed-income securities, which provide an indication of the ability of financial intermediaries to make markets in fixed-income securities, are at or near historic lows relative to market size. Because market makers help stabilize the market through their financial intermediary services, further reductions in dealer inventories could have the potential to decrease liquidity and increase volatility in the fixed-income securities markets.

Market risk – Stock market risk refers to the fact that stock (equity securities) prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company’s financial condition and factors affecting the market in general. Over time, the stock market tends to move in cycles, with periods when stock prices rise, and periods when stock prices decline. A slower-growth or recessionary economic environment could have an adverse effect on the price of the various stocks held by the Fund. Consequently, a broad-based market drop may also cause a stock’s price to fall.

Bond market risk generally refers to credit risk and interest rate risk. Credit risk is the actual or perceived risk that the issuer of the bond will not pay the interest and principal payments when due. Bond value typically declines if the issuer’s credit quality deteriorates. Interest rate risk is the risk that interest rates will rise and the value of bonds will fall. A broad-based market drop may also cause a bond’s price to fall.

Portfolio securities may also decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, or due to factors affecting particular industries represented in the securities markets, such as competitive conditions. Changes in the financial condition of a single issuer can impact a market as a whole, and adverse market conditions may be prolonged and may not have the same impact on all types of

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securities. In addition, the markets may not favor a particular kind of security, including equity securities or bonds. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

Mid-capitalization and small-capitalization investing risk – The securities of mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements. Securities of such issuers may lack sufficient market liquidity to enable a Fund to effect sales at an advantageous time or without a substantial drop in price. Both mid-capitalization and small-capitalization companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of a Fund’s portfolio. Securities of such issuers may lack sufficient market liquidity to conduct transactions at an advantageous time, or without a substantial drop in price. Generally, the smaller the company size, the greater these risks become.

Portfolio turnover risk – Frequent changes in the securities held by a Fund, including investments made on a shorter-term basis or in derivative instruments or in instruments with a maturity of one year or less at the time of acquisition, may increase transaction costs, which may reduce performance.

Real estate investment risk – Real estate is affected by general economic conditions and legal, cultural or technological developments. When growth is slowing, demand for property decreases and prices may decline. Real estate company share prices may drop because of the failure of borrowers to pay their loans and poor management. Many real estate companies, including real estate investment trusts (“REITs”) and real estate operating companies, utilize leverage (and some may be highly leveraged), which increases investment risk and could adversely affect a real estate company’s operations and market value in periods of rising interest rates. Financial covenants related to real estate company leveraging may affect the company’s ability to operate effectively. A real estate company may become liable for removal or other costs related to environmental contamination. Real estate companies tend to be small to medium-sized companies and share prices can be more volatile than, and perform differently from, larger company shares. The Fund could hold real estate directly if a company defaults on its debt securities. Direct ownership in real estate presents additional risks, including liquidity risks, declines in value of the properties, risks from general and local economic conditions, changes in the climate for real estate, increases in taxes, expenses and costs, changes in laws, casualty and condemnation losses, rent control limitations, increases in interest rates, and the risk of generating too much income that would not be “qualifying income” under Subchapter M of the Code.

In addition to the risks which are linked to the real estate sector in general, REITs are subject to additional risks. Investment in REITs may be affected by the management skill of the persons managing the REIT and are often not diversified, which will subject the Fund to more risk than would be associated with an investment in a diversified fund. Equity REITs, which invest a majority of their assets directly in real property and derive income primarily from the collection of rents and lease payments, may be affected by changes in the value of the underlying property owned by the trust. Mortgage REITs, which invest the majority of their assets in real estate mortgages and derive income primarily from the collection of interest payments, may be affected by the quality of any credit extended. REITs are also subject to heavy cash flow dependency and to defaults by borrowers or lessees. In addition, REITs possibly could fail to qualify for favorable tax treatment under applicable U.S. or foreign law and/or to maintain exempt status under the 1940 Act. Certain REITs provide for a specified term of existence in their trust documents. Such REITs run the risk of liquidating at an economically disadvantageous time. The Fund will bear a proportional share of the REITs’ expenses.

Redemption risk – Large redemption activity could result in the Fund being forced to sell portfolio securities at a loss or before the Adviser or Sub-Adviser would otherwise decide to do so. Large redemption activity in the Fund may also result in increased expense ratios, higher levels of realized capital gains or losses with respect to the Fund's portfolio securities, higher brokerage commissions, and other transaction costs. It could be difficult for a Fund to meet large redemption requests where there is minimal liquidity in the Fund’s portfolio securities.

Regulatory investment limits risk – The U.S. “Federal Securities Laws” may limit the amount a Fund may invest in certain securities. These limits may be Fund specific or they may apply to the investment manager. As a result of these regulatory limitations under the Federal Securities Laws and the asset management and financial industry business activities of the investment manager and its affiliates, the investment manager and the Fund may be prohibited from or limited in effecting transactions in certain securities. The investment manager and the Fund may encounter trading limitations or restrictions because of aggregation issues or other regulatory requirements. The Federal Securities Laws may impose position limits on securities held by the Fund, and the Fund may be limited as

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to which securities it may purchase or sell, as well as the timing of such purchases or sales. These regulatory investment limits may increase the Funds’ expenses and may limit the Funds’ performance.

Securities lending risk – The Fund may lend its portfolio securities to brokers, dealers, and other financial institutions provided a number of conditions are satisfied, including that the loan is fully collateralized. When the Fund lends portfolio securities, its investment performance will continue to reflect changes in the value of the securities loaned, and the fund will also receive a fee or interest on the collateral. Securities lending involves the risk of loss or delays in recovery of the loaned security or loss of rights in the collateral if the borrower fails to return the security loaned or becomes insolvent. The Fund will also bear the risk of any decline in value of securities acquired with cash collateral. The Fund may pay lending fees to a party arranging the loan.

Settlement risk – Settlement risk is the risk that a settlement in a transfer system does not take place as expected. Delayed settlement may affect a Fund’s liquidity due to the timing and receipt of the proceeds from the sale of that security. Loan transactions often settle on a delayed basis compared with securities and the Fund may not receive proceeds from the sale of a loan for a substantial period after the sale, potentially impacting the ability of the Fund to make additional investments or meet redemption obligations. In order to meet short-term liquidity needs, the Fund may draw on its cash or other short-term positions, maintain short-term or other liquid assets sufficient to meet reasonably anticipated redemptions, or maintain a credit facility.

Short sales risk – A short sale may be effected by selling a security that the Fund does not own. If the price of the security sold short increases, the Fund would incur a loss; conversely, if the price declines, the Fund will realize a gain. The Fund may take a short position in securities or in a derivative instrument, such as a future, forward or swap. Short sales involve greater reliance on the investment manager’s ability to accurately anticipate the future value of an instrument, potentially higher transaction and other costs (that will reduce potential Fund gains and increase potential Fund losses), and imperfect correlation between the actual and desired level of exposure. Because the Fund’s potential loss on a short position arises from increases in the value of the asset sold short, the extent of such loss, like the price of the asset sold short, is theoretically unlimited. By investing the proceeds received from selling securities short, the Fund could be deemed to be employing a form of leverage, which creates special risks. The Fund’s long positions could decline in value at the same time that the value of the short positions increase, thereby increasing the Fund’s overall potential for loss to a greater extent than would occur without the use of leverage. Short positions typically involve increased liquidity risk and transaction costs, and the risk that the third party to the short sale may fail to honor its contract terms.

Temporary defensive positions and large cash positions risk – In anticipation of, or in response to, adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, and Sub-Adviser transitions, and/or Fund mergers or rebalances, the Fund may temporarily hold all or a significant portion, without limitation, of its assets in cash, cash equivalents, affiliated and unaffiliated money market funds, or high-quality debt instruments. During periods in which the Fund employs such a temporary defensive strategy or holds large cash positions, it will not be pursuing, and will not achieve, its investment objective. Taking a defensive or large cash position may reduce the potential for appreciation of the portfolio and may affect performance.

Underlying funds risk – The risks associated with investing in the Fund are closely related to the risks associated with the securities and other investments held by the Underlying Funds. The ability of the Fund to achieve its investment objective will depend in part upon the allocations of investments in the Underlying Funds and their ability to achieve their investment objectives. There can be no assurance that the investment objective of any Underlying Fund will be achieved. The extent to which the investment performance and risks associated with the Fund correlates to those of a particular Underlying Fund will depend upon the extent to which the Fund’s assets are allocated from time to time for investment in the Underlying Fund, which will vary. The Fund also will bear its pro-rata portion of the operating expenses of the Underlying Funds, including Management and Administrative Fees and 12b-1 fees.

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STATEMENT OF ADDITIONAL INFORMATION

February 11, 2020

JACKSON VARIABLE SERIES TRUST

JNL Institutional Alt 50 Fund

(a series of JNL Series Trust)

(the “Acquired Fund”)

AND

JNL Moderate Allocation Fund

(a series of Jackson Variable Series Trust)

(the “Acquiring Fund”)

1 Corporate Way
Lansing, Michigan 48951
(517) 381-5500

Acquisition of the assets and assumption of the liabilities of:	By and in exchange for shares of:
JNL Institutional Alt 50 Fund	JNL Moderate Allocation Fund

This Statement of Additional Information (the “SAI”) relates specifically to the reorganization of the Acquired Fund into the Acquiring Fund under which the Acquiring Fund would acquire all of the assets of the Acquired Fund in exchange solely for shares of the Acquiring Fund and that Acquiring Fund’s assumption of all of the Acquired Fund’s liabilities (the “Reorganization”). This SAI is available to separate accounts, registered investment companies, and non-qualified plans of Jackson National Life Insurance Company or Jackson National Life Insurance Company of New York with amounts allocated to the Acquired Fund and to other shareholders of the Acquired Fund as of January 31, 2020.

This SAI consists of the cover page, the information set forth below and the following described documents, each of which is incorporated by reference herein and accompanies this SAI:

(1)	The Acquired Fund’s Statement of Additional Information dated April 29, 2019, as supplemented (File Nos. 033-87244 and 811-08894);
(2)	The Acquiring Fund’s Statement of Additional Information dated August 29, 2019, as supplemented (File Nos. 333-177369 and 811-22613);
(3)	The Annual Report to Shareholders of the Acquired Fund for the fiscal year ended December 31, 2018 (File Nos. 033-87244 and 811-08894);
(4)	The Annual Report to Shareholders of the Acquiring Fund for the fiscal year ended December 31, 2018 (File Nos. 333-177369 and 811-22613);
(5)	The Semi-Annual Report to Shareholders of the Acquired Fund for the period ended June 30, 2019 (File Nos. 033-87244 and 811-08894); and
(6)	The Semi-Annual Report to Shareholders of the Acquiring Fund for the period ended June 30, 2019 (File Nos. 333-177369 and 811-22613).
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This SAI is not a prospectus. An Information Statement and Prospectus dated February 11, 2020, relating to the Reorganization (the “Proxy Statement/Prospectus”) may be obtained at no charge by calling 1-800-644-4565 (Jackson Service Center), 1-800-599-5651 (Jackson NY Service Center), by writing Jackson Variable Series Trust, P.O. Box 30314, Lansing, Michigan 48909-7814 or by visiting www.jackson.com. This SAI should be read in conjunction with the Information Statement/Prospectus.

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PRO FORMA FINANCIAL INFORMATION

JNL Institutional Alt 50 Fund merging into JNL Moderate Allocation Fund

The unaudited pro forma information provided herein should be read in conjunction with the annual and semi-annual reports of JNL Institutional Alt 50 Fund (“Alt 50 Fund” or the “Acquired Fund”) and JNL Moderate Allocation Fund (“Moderate Fund” or the “Acquiring Fund”) dated December 31, 2018 and June 30, 2019, respectively. All shareholder reports are on file with the SEC and are available at no charge.

The unaudited pro forma information set forth below for the twelve months ended June 30, 2019 is intended to present supplemental data as if the Reorganization of Alt 50 Fund into Moderate Fund (collectively, the “Funds”) had occurred as of July 1, 2018. The Reorganization is intended to combine the Acquired Fund with a similar fund currently advised by Jackson National Asset Management, LLC (“JNAM”).  Both Funds are advised by JNAM.  JNAM is also the administrator, transfer agent, and fund accounting agent for the Funds. The Funds’ distributor is an affiliate of JNAM. The Reorganization is expected to be effective as of the close of business on April 24, 2020, or on such later date as may be deemed necessary in the judgment of the JNL Series Trust’s Board of Trustees (the “JNLST Board”) or Jackson Variable Series Trust’s Board of Trustees (the “JVST Board”) in accordance with the Plan of Reorganization (the “Closing Date”).

The Reorganization provides for the acquisition of all the assets and all the liabilities of the Acquired Fund by the Acquiring Fund, in exchange for shares of the Acquiring Fund at net asset value. Following the Reorganization, the Acquiring Fund will be the accounting and performance survivor. As a result of the Reorganization, shareholders of the Acquired Fund would become shareholders of the Acquiring Fund.

The expenses of the Reorganization will be borne by JNAM whether or not the Reorganization is consummated . No sales or other charges will be imposed on Contract Owners in connection with the Reorganization.

It is currently anticipated that in connection with the Reorganization, approximately 52% of the holdings in the Acquired Fund will be aligned with the Acquiring Fund in advance of the Reorganization in accordance with the Acquiring Fund’s principal investment strategies. The Alt 50 Fund invests in a larger number of Underlying Funds (approximately 35 Underlying Funds) than the Moderate Fund (approximately 27 Underlying Funds). While the portion of the Alt 50 Fund’s portfolio that is invested in Underlying Funds in traditional investments (approximately 50%) is similar to the Moderate Fund’s portfolio, the portion of the Alt 50 Fund’s portfolio that is invested in Underlying Funds in alternative investment categories (approximately 50%) is not similar to the Moderate Fund’s portfolio.  This portion of the Alt 50 Fund that is invested in Underlying Funds in alternative investment categories needs to be sold to align with the Moderate Fund’s principal investment strategies.  There are no transaction expenses, which typically include, but are not limited to, trade commissions, related fees and taxes, or any foreign exchange spread costs (“Transaction Costs”), associated with the Reorganization.

The Funds currently have the same adviser, administrator, distributor, fund accounting agent, and custodian. Each service provider has entered into an agreement with JNAM which governs the provision of services to the Funds. Such agreements contain the same or substantially similar terms with respect to each Fund. As noted above, certain of these agreements are between the Funds and JNAM or JNAM’s affiliates (“Related Parties”), and fees paid to the Related Parties include the payment of management fees, administrative fees, and 12b-1 fees.

As of June 30, 2019, the net assets of the Acquired Fund and the Acquiring Fund were $2.30 billion and $561 million, respectively. The net assets of the pro forma Acquired Fund combined with the Acquiring Fund (the “Combined Fund”) as of June 30, 2019 would have been $2.86 billion had the Reorganization occurred on that date. The actual net assets of the Acquired Fund and the Acquiring Fund on the Closing Date will differ due to fluctuations in net asset values, subsequent purchases, and redemptions of shares. No assurance can be given as to how many shares of the Acquiring Fund will be received by shareholders of the Acquired Fund on the Closing Date.

On a pro forma basis for the twelve months ended June 30, 2019, it is projected that the Combined Fund will incur $733,834 less in management expenses (0.02% as a percentage of Combined Fund average net assets) in the fiscal year after the Reorganization based on current fees as of June 30 , 2019. There is no impact to other operating expenses had the Reorganization occurred on July 1, 2018. The Acquired Fund and Acquiring Fund each pay an administrative fee to JNAM at the rate of 0.05% of its average daily net assets. The Acquiring Fund will pay the same fee after the Reorganization.  The administrative expenses, which are paid by JNAM, include routine legal, audit, fund accounting, custody (except overdraft and interest expense), printing and mailing, a portion of the Chief Compliance Officer costs and all other services necessary for the operation of each Fund.  No significant accounting policies will change as a result of the reorganization, specifically, policies regarding valuation.

Under JNLST’s valuation policy and procedures, the JNLST Board has delegated the daily operational oversight of the securities valuation function to the JNAM Valuation Committee (“Valuation Committee”), which consists of certain officers of JNLST and JNAM management. The Valuation Committee is responsible for determining fair valuations for any security for which market quotations are not readily available. For those securities fair valued under procedures adopted by the JNLST Board, the Valuation Committee reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available. The Valuation Committee’s fair valuation determinations are subject to review by the JNLST Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

The net asset value (“NAV”) of a Fund’s shares is generally determined once each day the New York Stock Exchange (“NYSE”) is open, at the close of the regular trading session of the NYSE (normally, 4:00 PM Eastern Time, Monday through Friday). The Funds of Funds’ investments in the Underlying Funds are valued at the daily NAV of the

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applicable Underlying Fund determined as of the close of the NYSE on each valuation date. Valuation of investments by the Underlying Funds is discussed in the shareholder report of the Underlying Funds. FASB ASC Topic 820, “Fair Value Measurement” establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Various inputs are used in determining the value of a Fund's investments under FASB ASC Topic 820 guidance and are summarized into three broad categories. Level 1 includes valuations based on quoted prices of identical securities in active markets, including valuations for investments in mutual funds. Investments in the Underlying Funds are categorized as Level 1 within FASB ASC Topic 820 fair value hierarchy. The Level 1 valuation assets for the Funds can be referenced in the Schedules of Investments. There were no Level 2 or Level 3 investments in these Funds.

Expenses are recorded on an accrual basis. Expenses of the JNLST that are directly attributable to a specific Fund are charged to that Fund. Expenses attributable to a specific class of shares are charged to that class. Other JNLST level expenses are allocated to the Funds based on the average daily net assets of each Fund.

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires JNAM to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

The Reorganization is not expected to be a taxable event for federal income tax purposes for Contract Owners.

If the Reorganization is consummated, the Combined Fund would seek to continue to be treated as a partnership for U.S. federal income tax purposes, if such qualification is in the best interests of shareholders. Accordingly, no provision for federal income taxes is required.

The Acquired Fund and the Acquiring Fund are organized as partnerships and, as such, had no net capital loss carryforwards as of December 31, 2018.

The conversion from a regulated investment company to a partnership provides a number of potential benefits to shareholders, including accelerated receipt of foreign tax reclaims under certain conditions, a potential increase in securities lending income, elimination of the risk that the affected Fund will fail to qualify for treatment as a regulated investment company under various tests imposed by the Internal Revenue Code, and a reduction in the risk of operational and administrative errors as the complexity of the Fund’s tax accounting and financial reporting is reduced. Jackson National receives benefits under the federal income tax laws with respect to tax deductions and credits as it relates to the tax structure of the Funds insofar as Jackson National is entitled to receive the deduction and credit for any dividends received or foreign tax payments generated by each of the Fund’s investment portfolios because the Funds advised by JNAM are owned directly by Jackson National’s separate accounts. As the Funds’ investment adviser, JNAM acts as a fiduciary for the benefit of the Funds’ ultimate shareholders (the variable annuity contract owners) and in no way seeks to maximize the dividends received deduction or foreign tax credits if there is a potential that it may detrimentally impact a shareholder or contract owner. Any additional benefits related to enhanced dividends received deduction or foreign tax credits to Jackson National are not directly shared with the adviser, sub-advisers, Funds, shareholders, or contract owners; however, JNAM is responsible for monitoring that any benefit that Jackson National receives from the tax structure of the Funds does not result in a detriment or have a harmful impact to the Funds, shareholders, or contract owners.

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